[GRAPHIC OMITTED]


                                             Semiannual Report March 31, 2002

Oppenheimer
STRATEGIC INCOME FUND






OPPENHEIMER FUNDS(R)
The Right Way to Invest

REPORT HIGHLIGHTS


FUND OBJECTIVE
Oppenheimer Strategic Income Fund seeks high current income by investing in mainly debt securities in three market sectors: debt securities of foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies.



         CONTENTS

    1    Letter to Shareholders

    3    An Interview
         with Your Fund's
         Managers

    8    Financial
         Statements

   61    Officers and Trustees





CUMULATIVE TOTAL RETURNS*

                For the 6-Month
                Period Ended
                3/31/02

                Without         With
                Sales Chg.      Sales Chg.
------------------------------------------
Class A         6.23%           1.18%
------------------------------------------
Class B         5.82            0.82
------------------------------------------
Class C         5.85            4.85
------------------------------------------
Class N         6.12            5.12
------------------------------------------
Class Y         6.32




AVERAGE ANNUAL TOTAL RETURNS*

                For the 1-Year
                Period Ended
                3/31/02

                Without        With
                Sales Chg.     Sales Chg.
------------------------------------------
Class A         3.41%          -1.50%
------------------------------------------
Class B         2.37           -2.33
------------------------------------------
Class C         2.38            1.44
------------------------------------------
Class N         3.30            2.36
------------------------------------------
Class Y         3.34




SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE
NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE NOTES PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS


Dear Shareholder,


2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.





[PHOTOS OMITTED]

JAMES C. SWAIN
Chairman
Oppenheimer
Strategic Income Fund


JOHN V. MURPHY
President
Oppenheimer
Strategic Income Fund





1    OPPENHEIMER STRATEGIC INCOME FUND

LETTER TO SHAREHOLDERS


   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   We thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,


/S/SIGNATURE                 /S/SIGNATURE
James C. Swain               John V. Murphy
April 19, 2002




THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


2    OPPENHEIMER STRATEGIC INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


Q
HOW DID OPPENHEIMER STRATEGIC INCOME FUND PERFORM OVER THE SIX-MONTH PERIOD THAT ENDED MARCH 31, 2002?


A. We are generally pleased with the Fund's performance, particularly in light of the markets' volatility after the events of September 11, and later, the well publicized accounting and reporting concerns of some major U.S. corporations. In fact, the multi-sector approach to fixed-income investing again proved its worth with the strong performance of emerging-markets securities and domestic mortgage-backed securities more than offsetting continued weakness among high-yield corporate bonds. And with recent economic data suggesting that an economic recovery is at hand, we are increasingly optimistic that high-yield bonds may be poised for a rebound.

HOW HAVE RECENT ECONOMIC EVENTS AFFECTED THE BOND MARKETS' PERFORMANCE?
When the period began, the September 11 attacks had just sent economic shockwaves around the world. Consumers eased back spending, and businesses postponed plans for expansion and investment. In this uncertain environment, many central banks, led by the Federal Reserve Board, aggressively reduced short-term interest rates. These moves benefited Treasury securities, but hurt other areas of the bond market. For example, mortgage-backed securities languished when a record number of homeowners refinanced their mortgages. High-yield corporate bonds remained depressed in a recessionary environment. And emerging-markets foreign bonds experienced weakness when their export markets became less certain and Argentina defaulted on its sovereign debt.



PORTFOLIO MANAGEMENT
TEAM
Art Steinmetz
David Negri





3    OPPENHEIMER STRATEGIC INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


   When signs began to appear in early 2002 that economic deterioration had stopped, investors began to look ahead to the recovery phase of the next economic cycle. And when the Fed kept interest rates stable in late January 2002, mortgage rates began to move higher and refinancing activity waned. As a result, mortgage-backed securities rallied strongly. Similarly, emerging-markets bonds rebounded sharply as Argentina's financial problems did not spread, and a potential economic recovery held positive implications for export. However, the high-yield corporate bond market did not improve, primarily due to persistent weakness among the telecommunications companies sector.
   By the reporting period's end, investors became more optimistic that a recovery might actually be underway. While leading economic indicators have been encouraging, most analysts don't expect the Fed to reverse course anytime soon. When interest rates are stable, mortgage-backed securities tend to perform well.

HOW WAS THE FUND MANAGED IN THIS ENVIRONMENT?
For most of the six-month period, we emphasized mortgage-backed securities, emerging-markets bonds and high-yield securities. On the other hand, we maintained relatively light exposure to U.S. and foreign treasury securities.
   Our emphasis on emerging-markets bonds was a particularly positive contributor to the Fund's performance. Within that sector, our security selection decisions also benefited performance. We held no Argentina bonds, so the Fund was spared the effects of that nation's default. At the same time, our holdings of Russia bonds gained value as the Russian oil industry increased its global market share.



AVERAGE ANNUAL
TOTAL RETURNS
WITH SALES CHARGE

For the Periods Ended 3/31/02(1)

Class A
1-Year             5-Year       10-Year
------------------------------------------
-1.50%             3.32%        6.36%

Class B                         Since
1-Year             5-Year       Inception
------------------------------------------
-2.33%             3.26%        6.32%

Class C                         Since
1-Year             5-Year       Inception
------------------------------------------
1.44%              3.51%        5.21%

Class N                         Since
1-Year             5-Year       Inception
------------------------------------------
2.36%              N/A          0.28%

Class Y                         Since
1-Year             5-Year       Inception
------------------------------------------
3.34%              N/A          3.22%
------------------------------------------


STANDARDIZED YIELDS

For the 30 Days Ended 3/31/02(2)
--------------------------------
Class A            7.91%
--------------------------------
Class B            7.54
--------------------------------
Class C            7.57
--------------------------------
Class N            8.14
--------------------------------
Class Y            8.39





1. See Notes page 7 for further details.
2. Standardized yield is based on net investment income for the 30-day period ended March 31, 2002. Falling share price will tend to artificially raise yields.


4    OPPENHEIMER STRATEGIC INCOME FUND

   While the Fund's mortgage-backed securities holdings hurt performance early in the reporting period, they later helped as the risk of prepayments lessened. We generally focused on mortgage-related securities issued by U.S. government agencies such as GNMA ("Ginnie Mae"), FNMA ("Fannie Mae") and FHLMC ("Freddie Mac").

WHY HAVE HIGH-YIELD CORPORATE BONDS REMAINED OUT OF FAVOR?
As we stated in our report six months ago, "lower interest rates and the recent tax cuts should fuel a resurgence of economic growth and a recovery of the credit-sensitive bond market sectors in which the Fund invests." While such a recovery among high-yield bonds has not yet occurred, we continue to believe that it will eventually happen. In our view, the sector's existing problems were worsened by the September 11 events, which caused lenders to curtail their activities and extended an inhospitable environment for capital raising. Faced with a lack of financing, some high-yield issuers had little choice but to declare bankruptcy.
   We believe that high-yield bond prices currently reflect this shortage of credit and liquidity, and that the situation is likely to improve as the economy strengthens. In the meantime, we have continued our efforts to upgrade the high-yield portfolio's overall credit quality and to focus the Fund's high-yield investments among industry groups with positive business prospects.

WHY WAS THE FUND'S DIVIDEND RECENTLY REDUCED?
There are two reasons for the dividend reduction. First, lower prevailing interest rates have affected the income generated by U.S. Treasury and agency securities. Second, our successful attempts to upgrade the Fund's high-yield bond portfolio have reduced that sector's income stream.



5    OPPENHEIMER STRATEGIC INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS



WHAT IS YOUR OUTLOOK FOR THE FORESEEABLE FUTURE?
We are optimistic. We believe that high-yield corporate bonds represent especially attractive values after a prolonged period of weakness. As the economic recovery gathers strength, investors should become more comfortable assuming credit risk. We also believe in the long-term prospects for emerging-market bonds, which should benefit from improving export activity. Over the near term, however, we may see this market pull back as it consolidates recent gains, and we have positioned the Fund accordingly. In the meantime, both sectors should continue to produce highly competitive yields, while U.S. and foreign government securities should provide some income and a higher degree of price stability. This diversified approach to the global bond markets is an important element of what makes Oppenheimer Strategic Income Fund part of THE RIGHT WAY TO INVEST.




PORTFOLIO ALLOCATION(3)

[GRAPHIC OMITTED]
o Government
  Agency Bonds    44.4%
o Corporate
  Bonds           26.3
o Foreign
  Government
  Bonds           13.7
o U.S.
  Government
  Bonds            5.6
o Other Bonds      5.6
o Stocks           1.4
o Cash
  Equivalents      2.4
o Derivatives      0.6





CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES(4)
-------------------------------------------------------------
Media                                                    5.7%
-------------------------------------------------------------
Wireless Telecommunications Services                     3.3
-------------------------------------------------------------
Hotels, Restaurants & Leisure                            3.0
-------------------------------------------------------------
Oil & Gas                                                1.5
-------------------------------------------------------------
Electric Utilities                                       1.4
-------------------------------------------------------------
Household Durables                                       1.4
-------------------------------------------------------------
Commercial Services & Supplies                           1.4
-------------------------------------------------------------
Diversified Telecommunications Services                  1.4
-------------------------------------------------------------
Energy Equipment & Services                              1.4
-------------------------------------------------------------
Machinery                                                1.3


3. Portfolio is subject to change. Percentages are as of March 31, 2002, and are dollar-weighted based on total market value of investments. The Fund may invest without limit in below-investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.
4. Portfolio is subject to change. Percentages are as of March 31, 2002, and are based on net assets.


6    OPPENHEIMER STRATEGIC INCOME FUND

NOTES


IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%. The Fund's maximum sales charge for Class A shares was lower prior to 2/1/93, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


7    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  March 31, 2002 / Unaudited


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
==================================================================================================================
 ASSET-BACKED SECURITIES--3.0%
------------------------------------------------------------------------------------------------------------------
 American Money Management Corp., Commercial Debt
 Obligations Sub. Bonds, Series I, Cl. D1, 13.602%, 1/15/12(1)                  $     10,000,000   $    7,550,000
------------------------------------------------------------------------------------------------------------------
 Amortizing Residential Collateral Trust, Mtg. Pass-Through
 Certificates, Trust 2000-BC1, Cl. B, 4.15%, 1/25/30(2)                                2,767,000        2,770,459
------------------------------------------------------------------------------------------------------------------
 AQ Finance NIM Trust, Collateralized Mtg. Obligations,
 Series 1999-1, Cl. D, 9.75%, 3/25/29                                                  4,892,549        4,706,021
------------------------------------------------------------------------------------------------------------------
 Asset Backed Securities Corp., Home Equity Loan Trust Asset-Backed
 Pass-Through Certificates, Series 2001-HE1, Cl. B, 4.40%, 4/15/31(2)                  5,000,000        5,043,930
------------------------------------------------------------------------------------------------------------------
 Block Mortgage Finance, Inc., Asset-Backed Certificates,
 Series 1999-1, Cl. A2, 6%, 4/27/20                                                    5,559,882        5,533,820
------------------------------------------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp., Home Equity Loan
 Pass-Through Certificates:
 Series 1999-F, Cl. A3, 6.97%, 10/15/30                                               10,000,000       10,156,200
 Series 2001-D, Cl. M2, 3.72%, 11/15/32(2)                                             8,500,000        8,401,719
------------------------------------------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp., Manufactured Housing
 Contract Sr. Sub. Pass-Through Certificates, Series 2000-2, Cl. M2,
 10.32%, 12/1/30                                                                       5,000,000        5,429,650
------------------------------------------------------------------------------------------------------------------
 Consumer Credit Reference Index Securities Program, Credit Card
 Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 4/22/07                   15,000,000       15,002,344
------------------------------------------------------------------------------------------------------------------
 Countrywide Asset-Backed Certificates, Inc., Home Equity
 Asset-Backed Certificates, Series 2000-1, Cl. BV, 3.95%, 3/25/31(1,2)                 5,033,000        5,015,686
------------------------------------------------------------------------------------------------------------------
 DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2,
 11.96%, 4/15/11(1,3,4)                                                               15,000,000           15,000
------------------------------------------------------------------------------------------------------------------
 DVI Receivables Corp., Equipment Asset-Backed Certificates,
 Series 2001-2, Cl. C, 4.405%, 11/11/09                                                5,579,254        5,464,182
------------------------------------------------------------------------------------------------------------------
 Embarcadero Aircraft Securitization Trust, Airplane Collateral
 Obligations, Series 2000-A, Cl. B, 3%, 8/15/25(1,2)                                   2,275,079          910,031
------------------------------------------------------------------------------------------------------------------
 First U.S.A. Credit Card Master Trust, Asset-Backed Certificates,
 Series 2001-2, Cl. C, 2.85%, 11/20/06(2,8)                                           10,000,000       10,000,000
------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Asset Management, Sub. Collateralized Bond
 Obligations, Series 1A, Cl. D, 12.54%, 6/13/11                                        6,000,000        3,811,875
------------------------------------------------------------------------------------------------------------------
 Green Tree Financial Corp., Manufactured Housing Contract Sr
 Sub. Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29                 5,000,000        4,715,600
------------------------------------------------------------------------------------------------------------------
 Greenpoint Credit Manufactured Housing Contract Trust,
 Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                     5,214,000        5,272,657
------------------------------------------------------------------------------------------------------------------
 Lehman ABS Manufactured Housing Contract, Commercial Mtg
 Pass-Through Certificates, Series 2001-B, Cl. A4, 5.27%, 9/15/18                      5,300,000        5,122,781
------------------------------------------------------------------------------------------------------------------
 Madison Avenue CDO Ltd., Commercial Debt Obligations,
 Series 2A, Cl. C1, 4.58%, 3/24/14(1,2)                                                3,000,000        2,968,125
------------------------------------------------------------------------------------------------------------------
 MBNA Master Credit Card Trust, Asset-Backed Nts.,
 Series 2000-H, Cl. C, 3.10%, 1/15/13(2,8)                                             5,000,000        5,000,000
------------------------------------------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations,
 Series 1999-I, Cl. ECFD, 8.75%, 12/25/28                                              6,614,132        6,099,470
------------------------------------------------------------------------------------------------------------------
 Ocwen Capital Trust I, Collateralized Mtg. Obligations,
 Series 1999-OAC, Cl. 1, 9.50%, 4/27/29                                                3,142,321        1,445,467
------------------------------------------------------------------------------------------------------------------
 ONYX Acceptance Auto Trust, Automobile Asset-Backed
 Certificates, Series 2002, Cl. A, 13.60%, 2/20/32                                    20,000,000       19,900,000






8    OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
==================================================================================================================
 ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------
 Option One Mortgage Securities Corp., Home Equity
 Collateralized Mtg. Obligations:
 Series 1999-1, Cl. CTFS, 10.06%, 3/26/29(1)                                    $      3,845,288   $    3,647,015
 Series 1999-3, Cl. CTFS, 10.80%, 12/15/29                                             2,424,025        2,345,245
------------------------------------------------------------------------------------------------------------------
 Providian Master Trust, Sub. Collateralized Mtg. Obligations,
 Series 2000-2, Cl. C, 7.98%, 4/15/09(1)                                               6,200,000        6,494,500
------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc. Home Equity
 Pass-Through Certificates, Series 2002-WM1, Cl. M2, 3.488%, 1/25/32(1,2)              8,000,000        8,012,500
------------------------------------------------------------------------------------------------------------------
 SB Finance Trust, Mtg. Pass-Through Certificates, Series 1999-1,
 Cl. D, 10.50%, 6/25/29(1)                                                             3,381,137        3,239,552
------------------------------------------------------------------------------------------------------------------
 Seneca Funding I Ltd., Commercial Bond Obligations, Cl. A,
 4.651%, 5/31/29(2)                                                                    4,400,000        3,785,628
------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg. Obligations,
 Mtg. Pass-Through Certificates, Series 1999-SP1, Cl. B, 9%, 5/25/29                  15,000,000       14,662,500
                                                                                                   ---------------
 Total Asset-Backed Securities (Cost $203,774,958)                                                    182,521,957

==================================================================================================================
 CORPORATE LOANS--0.0%
------------------------------------------------------------------------------------------------------------------
 Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A,
 11.111%, 1/1/02(1,3,4) (Cost $8,699,795)                                              8,877,258        1,331,589

==================================================================================================================
 MORTGAGE-BACKED OBLIGATIONS--61.1%
------------------------------------------------------------------------------------------------------------------
 GOVERNMENT AGENCY--47.9%
------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED--46.5%
 Federal Home Loan Mortgage Corp.,
 Gtd. Multiclass Mtg. Participation Certificates:
 10.50%, 5/1/20                                                                        1,273,694        1,446,432
 11.50%, 10/1/16                                                                       1,313,443        1,498,928
------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.,
 Gtd. Multiclass Mtg. Pass-Through Certificates:
 7.50%, 2/1/32                                                                        19,959,086       20,712,342
 8.50%, 8/1/31                                                                        17,635,478       18,755,684
 10%, 4/1/20-5/1/20                                                                    1,290,313        1,452,640
 12%, 6/1/17                                                                           2,631,158        3,014,492
------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg
 Investment Conduit Multiclass Pass-Through Certificates:
 Series 2298, Cl. PC, 6.50%, 10/15/26                                                 15,000,000       15,323,400
 Series 2347, Cl. PD, 6.50%, 8/15/31                                                  15,413,000       14,878,323
 Series 2368, Cl. PN, 6.50%, 7/15/28                                                  12,500,000       12,621,000
 Series 2410, Cl. NE, 6.50%, 9/15/30                                                  25,000,000       24,750,000
 Series 2413, Cl. MH, 6.50%, 2/15/32                                                  25,000,000       23,882,812
 Series 2423, Cl. PD, 6.50%, 3/15/32                                                  13,700,000       13,648,625
 Series 2430, Cl. GD, 6.50%, 3/15/32                                                  25,000,000       24,515,625
 Series 2430, Cl. ND, 6.50%, 4/15/32                                                  25,000,000       24,765,625
------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.,
 Interest-Only Stripped Mtg.-Backed Security:
 Series 192, Cl. IO, 3.418%, 2/1/28(5)                                               207,457,287       51,702,246
 Series 194, Cl. IO, 4.716%, 4/1/28(5)                                               105,383,978       28,074,950
 Series 197, Cl. IO, 7.192%, 4/1/28(5)                                               115,280,534       31,810,222
 Series 199, Cl. IO, 5.444%, 8/1/28(5)                                               263,784,452       71,757,614





9    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED Continued
 Series 202, Cl. IO, 5.976%, 4/1/29(5)                                          $    150,854,280   $   40,542,088
 Series 203, Cl. IO, 2.819%, 6/15/29(5)                                               39,881,514       11,135,667
 Series 204, Cl. IO, 1.305%, 5/15/29(5)                                                1,917,709          520,178
 Series 205, Cl. IO, 1.392%, 9/15/29(5)                                                5,539,579        1,367,584
 Series 206, Cl. IO, 1.296%, 12/15/29(5)                                              19,823,738        4,447,951
 Series 207, Cl. IO, 2.782%, 6/1/30(5)                                                26,275,034        5,985,781
 Series 207, Cl. IO, (2.955)%, 4/15/30(5)                                             36,829,134        8,217,501
 Series 212, Cl. IO, 10.804%, 5/1/31(5)                                               23,246,150        6,875,775
 Series 214, Cl. IO, 6.666%, 6/1/31(5)                                                15,299,370        4,551,562
 Series 217, Cl. IO, 5.633%, 2/1/32(5)                                                19,839,378        6,202,906
 Series 2084, Cl. YI, (3.467)%, 8/15/28(5)                                             4,202,923          472,829
 Series 2099, Cl. YI, 8.138%, 11/15/28(5)                                              8,076,136        1,415,848
 Series 2333, Cl. IO, 1.024%, 11/15/27(5)                                             11,934,430        2,465,206
------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Real Estate Mtg
 Investment Conduit Interest-Only Multiclass Certificates,
 Series 2410, Cl. PI, 13.004%, 2/15/26(5)                                             12,849,030        1,710,527
------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 6%, 4/25/32(6)                                                                      880,850,000      853,323,437
 6.50%, 1/1/29                                                                         3,752,457        3,747,429
 6.50%, 4/1/32(6)                                                                  1,399,100,000    1,391,670,779
 7%, 9/1/29-12/1/29                                                                    5,498,992        5,614,305
 9.50%, 4/1/20-3/15/21                                                                   699,927          756,473
 10.50%, 10/1/19                                                                         693,468          789,901
 11%, 10/15/15-2/1/26                                                                  1,793,764        2,064,624
 15%, 4/15/13                                                                          1,137,145        1,390,660
------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg. Obligations:
 Trust 2001-38, Cl. CD, 6.50%, 5/25/29                                                 9,897,109        9,773,395
 Trust 2001-50, Cl. LD, 6.50%, 5/25/30                                                11,012,000       10,802,001
------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg
 Obligations, Gtd. Real Estate Mtg. Investment Conduit
 Pass-Through Certificates, Trust 1994-27, Cl. PH, 6.50%, 9/25/22                      4,045,000        4,185,281
------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg
 Investment Conduit Pass-Through Certificates, Interest-Only
 Stripped Mtg.-Backed Security:
 Trust 294, Cl. 2, (6.375)%, 2/1/28(5)                                                   437,674          109,008
 Trust 299, Cl. 2, 6.758%, 5/1/28(5)                                                  29,869,698        7,546,766
 Trust 313, Cl. 2, 5.892%, 6/25/31(5)                                                 97,234,059       28,562,505
 Trust 1999-27, Cl. PO, 6.607%, 6/25/29(7)                                             7,373,134        4,645,074
 Trust 2001-T4, Cl. IO, 0.826%, 7/25/28(1,5)                                          34,050,778          787,424
------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Securities,
 Trust 2001-T10, Cl. IO, 0.447%, 12/25/31(1,5)                                       934,691,987       11,975,741
                                                                                                   ---------------
                                                                                                    2,818,267,166

------------------------------------------------------------------------------------------------------------------
 GNMA/GUARANTEED--1.4%
 Government National Mortgage Assn.:
 7%, 1/15/28-8/15/28                                                                  33,590,693       34,350,193
 8%, 1/15/28-9/15/28                                                                  16,958,063       17,895,543
 12.50%, 12/15/13-11/15/15                                                             6,272,833        7,279,686





10   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                         AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 GNMA/GUARANTEED Continued
 13%, 10/15/15                                                                  $      9,239,482   $   10,951,373
 13.50%, 6/15/15                                                                      11,490,077       13,760,172
                                                                                                   ---------------
                                                                                                       84,236,967

------------------------------------------------------------------------------------------------------------------
 PRIVATE--13.2%
------------------------------------------------------------------------------------------------------------------
 AGRICULTURAL--0.0%
 Prudential Agricultural Credit, Inc., Farmer Mac Agricultural
 Real Estate Trust Sr. Sub. Mtg. Pass-Through Certificates:
 Series 1992-2, Cl. B2, 3.258%, 1/15/03(1,2)                                             561,709          467,272
 Series 1992-2, Cl. B3, 7.347%, 4/15/09(1,2)                                           2,509,988        1,836,213
                                                                                                   ---------------
                                                                                                        2,303,485

------------------------------------------------------------------------------------------------------------------
 COMMERCIAL--8.1%
 AMRESCO Commercial Mortgage Funding I Corp.,
 Multiclass Mtg. Pass-Through Certificates:
 Series 1997-C1, Cl. G, 7%, 6/17/29(8)                                                 1,550,000        1,349,257
 Series 1997-C1, Cl. H, 7%, 6/17/29(8)                                                 1,600,000        1,356,656
------------------------------------------------------------------------------------------------------------------
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1995-MD4, Cl. A4, 7.384%, 8/13/29                                              5,000,000        4,987,500
 Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                                             20,000,000       19,359,375
 Series 1996-MD6, Cl. A7, 7.69%, 11/13/26(2)                                          18,860,000       16,856,125
 Series 1997-D4, Cl. B1, 7.525%, 4/14/29                                              11,875,000        9,437,842
 Series 1997-D4, Cl. B2, 7.525%, 4/14/29                                              24,582,312       19,035,928
 Series 1997-D4, Cl. B3, 7.525%, 4/14/29                                               5,532,925        3,851,867
 Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                              7,000,000        7,240,625
 Series 1997-D5, Cl. B1, 6.93%, 2/14/41                                                7,700,000        4,118,898
 Series 1997-D5, Cl. B2, 2.622%, 2/14/41(2)                                           21,050,000        9,516,902
------------------------------------------------------------------------------------------------------------------
 CBA Mortgage Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1993-C1, Cl. E, 6.72%, 12/25/03(1,2)                                           2,609,000        2,587,395
 Series 1993-C1, Cl. F, 6.72%, 12/25/03(2,8)                                          14,300,000       14,139,125
------------------------------------------------------------------------------------------------------------------
 Chase Commercial Mortgage Securities Corp.,
 Commercial Mtg. Obligations Sub. Bonds, Series 1997-2,
 Cl. F, 6.60%, 8/19/12(8)                                                             10,000,000        7,798,438
------------------------------------------------------------------------------------------------------------------
 Commercial Mortgage Acceptance Corp., Collateralized
 Mtg. Obligations, Series 1996-C2, Cl. F, 7.962%, 9/15/23(2,8)                         2,500,000        2,380,273
------------------------------------------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Commercial Mtg.
 Interest-Only Certificates, Series 2002-CKP1, Cl. AX, 0.202%, 12/15/35(5)           421,940,000        5,518,975
------------------------------------------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Commercial Mtg.
 Pass-Through Certificates, Series 1998-C1, Cl. F, 6%, 5/17/40(8)                      5,500,000        3,251,168
------------------------------------------------------------------------------------------------------------------
 DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
 Certificates, Series 1999-STF1, Cl. B6, 5.032%, 7/5/08(1,2)                           3,267,021        3,149,310
------------------------------------------------------------------------------------------------------------------
 DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
 Certificates, Series 1999-STF1, Cl. B6, 7/5/08(1,4)                                  55,709,338        1,743,702
------------------------------------------------------------------------------------------------------------------
 DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
 Series 1997-CF2, Cl. B30C, 2.753%, 10/15/30(1)                                       36,400,000       19,292,000
------------------------------------------------------------------------------------------------------------------
 FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit
 Pass-Through Certificates:
 Series 1994-C1, Cl. 2D, 8.70%, 9/25/25                                                1,425,883        1,392,018
 Series 1994-C1, Cl. 2E, 8.70%, 9/25/25                                                2,500,000        2,446,875
 Series 1994-C1, Cl. 2G, 8.70%, 9/25/25(1)                                             4,870,000        4,859,349





11   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 COMMERCIAL Continued
 First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
 Series 1997-CHL1, Cl. D, 8.086%, 5/25/08(1,2)                                  $      8,500,000   $    7,761,563
 Series 1997-CHL1, Cl. E, 8.086%, 2/25/11(1,2)                                        14,500,000       11,310,000
------------------------------------------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust,
 Commercial Mtg. Pass-Through Certificates, Series 1997-C2,
 Cl. F, 7.50%, 9/18/15                                                                11,775,000        9,233,256
------------------------------------------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust,
 Interest-Only Stripped Mtg.-Backed Security, Series 1998-C2,
 9.223%, 5/18/28(5)                                                                  113,626,961        3,346,669
------------------------------------------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust,
 Sub. Collateralized Mtg. Obligations, Series 1997-C1, Cl. F,
 7%, 12/18/14(8)                                                                      21,000,000       16,182,715
------------------------------------------------------------------------------------------------------------------
 GE Capital Mortgage Services, Inc., Interest-Only Gtd. Real Estate
 Mtg. Investment Conduit Pass-Through Certificates:
 Series 1999-5, Cl. S, 14.377%, 5/25/29(1,5)                                         463,170,538        4,776,446
 Series 1999-11, Cl. S, 15.042%, 7/25/29(1,5)                                        576,929,131        5,589,001
------------------------------------------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc., Interest-Only
 Stripped Mtg.-Backed Security Pass-Through Certificates,
 Series 1997-C1, Cl. X, 8.331%, 7/15/27(5)                                           152,744,920        9,880,687
------------------------------------------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc.,
 Mtg. Pass-Through Certificates:
 Series 1997-C1, Cl. G, 7.414%, 11/15/11                                              19,440,000       15,047,775
 Series 1997-C2, Cl. F, 6.75%, 4/16/29                                                17,785,500       10,076,597
------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp.,
 Commercial Mtg. Pass-Through Certificates, Series 2000-C9,
 Cl. A2, 7.77%, 10/15/32                                                              10,700,000       11,517,129
------------------------------------------------------------------------------------------------------------------
 LB Commercial Mortgage Trust, Commercial Mtg
 Pass-Through Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/09                     8,429,000        8,610,750
------------------------------------------------------------------------------------------------------------------
 LB-UBS Commercial Mortgage Trust, Commercial Mtg
 Pass-Through Certificates, Series 2000-C3, Cl. A2, 7.95%, 1/15/10                    10,000,000       10,872,266
------------------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Mtg
 Obligations, Series 2002-GE1, Cl. A, 6%, 7/26/24(1)                                   9,644,430        9,228,514
------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through
 Certificates, Series 1995-C2, Cl. D, 7.806%, 6/15/21(2)                               1,648,781        1,708,362
------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg
 Pass-Through Certificates:
 Series 1996-C1, Cl. E, 7.387%, 3/15/06(1,2)                                           9,365,000        8,871,056
 Series 1996-C1, Cl. F, 7.387%, 2/15/28(2,8)                                          13,360,980       10,946,497
 Series 1997-HF1, Cl. F, 6.86%, 2/15/10(8)                                             3,475,000        3,030,761
 Series 1997-HF1, Cl. G, 6.86%, 5/15/11(8)                                             4,638,000        3,495,459
 Series 1997-RR, Cl. D, 7.759%, 4/30/39(8)                                             2,950,159        2,528,971
 Series 1997-RR, Cl. E, 7.761%, 4/30/39(2,8)                                           9,200,496        6,753,467
 Series 1997-RR, Cl. F, 7.759%, 4/30/39(2,8)                                          30,801,659       18,671,889
 Series 1997-XL1, Cl. G, 7.695%, 10/3/30(8)                                           14,358,000       12,736,918
 Series 1998-HF1, Cl. F, 7.18%, 12/15/09(8)                                            7,000,000        6,154,466
 Series 1998-XL1, Cl. H, 6.662%, 6/3/30(1,2)                                          10,000,000        8,484,375
------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Sub. Bonds,
 Series 1995-GAL1, Cl. E, 8.25%, 8/15/05(1)                                            4,500,000        4,320,684






12   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 COMMERCIAL Continued
 Mortgage Capital Funding, Inc., Commercial Mtg
 Pass-Through Certificates:
 Series 1996-MC1, Cl. G, 7.15%, 6/15/06(8)                                      $     11,700,000   $   10,648,828
 Series 1996-MC2, Cl. F, 5.75%, 12/21/26                                               8,500,000        7,096,172
 Series 1997-MC1, Cl. F, 7.452%, 5/20/07(8)                                            2,939,000        2,547,975
------------------------------------------------------------------------------------------------------------------
 Multi-Family Capital Access One, Inc., Commercial Mtg
 Obligations, Series 1, Cl. D, 10.246%, 1/15/24(1,3)                                   3,576,000        2,926,734
------------------------------------------------------------------------------------------------------------------
 Norwest Asset Securities Corp., Collateralized Mtg. Obligations,
 Mtg. Pass-Through Certificates, Series 1998-23, Cl. A4, 6.75%, 10/25/28              14,102,909       14,362,825
------------------------------------------------------------------------------------------------------------------
 PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
 Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                               10,000,000       10,100,000
------------------------------------------------------------------------------------------------------------------
 PNC Mortgage Securities Corp., Collateralized Mtg. Obligations
 Pass-Through Certificates, Series 1998-12, Cl. 1A2, 5.75%, 1/25/29                   25,000,000       22,898,250
------------------------------------------------------------------------------------------------------------------
 Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1994-C1, Cl. E, 8%, 6/25/26(1)                                                 3,547,473        3,544,979
 Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                 2,834,971        2,800,619
------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Commercial
 Mtg. Pass-Through Certificates, Series 1996-C1, Cl. F, 8.692%, 1/20/06(2)             9,632,000        7,880,180
------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg. Obligations,
 Mtg. Pass-Through Certificates, Series 1999-C3, Cl. G, 3.351%, 10/21/13(2)           15,206,693       15,197,189
------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Multiclass Pass-Through
 Certificates, Series 1995-C4, Cl. E, 8.97%, 6/25/26(1,2)                              5,438,039        5,461,831
                                                                                                   ---------------
                                                                                                      492,271,458

------------------------------------------------------------------------------------------------------------------
 MULTIFAMILY--0.4%
 ABN Amro Mortgage Corp., Multi-Class Mtg. Pass-Through
 Certificates, Series 2001-8, Cl. 2A1, 6.50%, 1/25/32                                 22,704,984       22,733,365
------------------------------------------------------------------------------------------------------------------
 Countrywide Funding Corp., Mtg. Pass-Through Certificates:
 Series 1993-11, Cl. B1, 6.25%, 2/25/09                                                  666,523          661,524
 Series 1993-11, Cl. B3, 6.25%, 2/25/09(1)                                               357,075          139,259
                                                                                                   ---------------
                                                                                                       23,534,148

------------------------------------------------------------------------------------------------------------------
 RESIDENTIAL--4.7%
 Bank of America Mortgage Securities, Inc., Mtg. Pass-Through
 Certificates, Series 1999-7, Cl. A21, 6.50%, 7/25/29                                 12,401,000       11,990,217
------------------------------------------------------------------------------------------------------------------
 Citicorp Mortgage Securities, Inc., Collateralized Mtg. Obligations:
 Series 2001-6, Cl. A2, 6.50%, 5/25/29                                                 6,924,766        7,013,472
 Series 2001-6, Cl. A4, 6.50%, 5/25/29                                                19,550,000       19,085,687
 Series 2001-12, Cl. 1A2, 6.50%, 8/25/31                                               7,804,136        7,617,569
 Series 2001-13, Cl. 1A5, 6.50%, 8/25/31                                              15,000,000       15,225,000
------------------------------------------------------------------------------------------------------------------
 Citicorp Mortgage Securities, Inc., Sub. Collateralized Mtg. Obligations:
 Series 1993-5, Cl. B3, 7%, 4/25/23(8)                                                   825,951          745,421
 Series 1993-5, Cl. B4, 7%, 4/25/23(8)                                                   570,663          348,104
------------------------------------------------------------------------------------------------------------------
 Countrywide Funding Corp., Mtg. Pass-Through Certificates,
 Series 1993-12, Cl. B1, 6.625%, 2/25/24                                               2,660,206        2,570,424
------------------------------------------------------------------------------------------------------------------
 GE Capital Mortgage Services, Inc., Collateralized Mtg. Obligations:
 Series 1994-3, Cl. A12, 6.50%, 1/25/24                                               14,143,428       14,205,235
 Series 1998-24, Cl. A3, 6.25%, 1/25/29                                                3,924,686        3,923,430






13   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 RESIDENTIAL Continued
 GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg
 Investment Conduit Multiclass Pass-Through Certificates,
 Series 1998-24, Cl. A1, 6.25%, 1/25/29                                         $      4,649,689   $    4,696,186
------------------------------------------------------------------------------------------------------------------
 Imperial CMB Trust, Collateralized Mtg. Obligations,
 Trust 1998-1, Cl. B, 7.25%, 11/25/29                                                  1,576,130        1,591,892
------------------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Interest-Only
 Mtg. Pass-Through Certificates, Series 2001-GE9, Cl. A, 6%, 1/25/31(1,5)            104,660,550        7,064,587
------------------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Mtg
 Obligations, Series 2001-GE4, Cl. A, 6.376%, 10/25/30                                32,894,882       31,887,476
------------------------------------------------------------------------------------------------------------------
 Norwest Asset Securities Corp., Collateralized Mtg. Obligations,
 Mtg. Pass-Through Certificates:
 Series 1998-33, Cl. A1, 6.25%, 1/25/29                                                1,943,783        1,969,888
 Series 1999-18, Cl. A17, 6.75%, 7/25/29                                              15,000,000       14,976,450
 Series 1999-20, Cl. A13, 6.75%, 8/25/29                                               7,400,000        7,467,044
------------------------------------------------------------------------------------------------------------------
 Residential Accredit Loans, Inc., Collateralized Mtg. Obligations,
 Mtg. Asset-Backed Pass-Through Certificates, Series 1997-QS8,
 Cl. M3, 7.50%, 8/25/27                                                                3,111,341        2,983,963
------------------------------------------------------------------------------------------------------------------
 Residential Asset Securitization Trust, Collateralized Mtg
 Obligations, Mtg. Pass-Through Certificates, Series 1998-A9,
 Cl. 1A6, 6.75%, 9/25/28                                                               1,917,656        1,970,986
------------------------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities I, Inc., Collateralized
 Mtg. Obligations, Series 1993-S31, Cl. A5, 7%, 9/25/23                                8,917,154        9,101,026
------------------------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities I, Inc., Collateralized
 Mtg. Pass-Through Certificates, Series 2001-S8, Cl. A7, 7%, 4/25/31                  26,497,073       27,225,743
------------------------------------------------------------------------------------------------------------------
 Ryland Mortgage Securities Corp. Sub. Bonds, Series 1993-3,
 Cl. B2, 6.713%, 8/25/08                                                                 536,477          537,295
------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Collateralized
 Mtg. Obligations:
 Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                 12,079,407       12,192,652
 Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                            13,000,879       13,269,022
------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg
 Pass-Through Certificates, Series 1996-B, Cl. 1, 7.039%, 4/25/26(1,2)                11,932,864        8,602,849
------------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney RV Trust, Recreational Vehicles Mtg
 Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18(1)                                  2,500,000        2,500,000
------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp. NIM Trust, Collateralized Mtg
 Obligations, Series 2001-1, Cl. A, 7.50%, 7/25/30(1)                                  2,373,902        2,362,032
------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg. Obligations,
 Mtg. Pass-Through Certificates:
 Series 2001-2, Cl. 1A1, 6.50%, 3/25/31                                               12,122,432       12,175,407
 Series 2001-9, Cl. 3A7, 6.75%, 6/25/31                                               14,000,000       13,632,500
------------------------------------------------------------------------------------------------------------------
 Vendee Mortgage Trust, Interest-Only Stripped
 Mtg.-Backed Security:
 Series 1992-2, Cl. IO, (1.223)%, 9/15/22(1,5)                                        69,151,333        1,653,149
 Series 1995-2B, Cl. 2IO, (8.281)%, 6/15/25(1,5)                                       6,462,109          139,121
 Series 1995-3, Cl. 1IO, (1.82)%, 9/15/25(1,5)                                       190,299,666        1,827,828
------------------------------------------------------------------------------------------------------------------
 Washington Mutual Mortgage Loan Trust, Commercial Mtg
 Obligations, Series 2001-S9, Cl. A12, 6.75%, 9/25/31                                 21,660,131       21,775,201
                                                                                                   ---------------
                                                                                                      284,326,856
                                                                                                   ---------------
 Total Mortgage-Backed Obligations (Cost $3,773,358,723)                                            3,704,940,080





14   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
==================================================================================================================
 U.S. GOVERNMENT OBLIGATIONS--7.7%
------------------------------------------------------------------------------------------------------------------

 Federal Home Loan Mortgage Corp. Unsec. Nts., 3.875%, 2/15/05                  $     24,200,000   $   23,811,203
------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Nts., 5.125%, 2/13/04                                27,600,000       28,261,213
------------------------------------------------------------------------------------------------------------------
 Resolution Funding Corp. Federal Book Entry Principal Strips,
 6.22%, 1/15/21(9)                                                                    40,000,000       11,715,240
------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 4.875%, 2/15/12                                                                      22,000,000       21,113,994
 5.375%, 2/15/31                                                                      50,000,000       46,957,050
 6.25%, 5/15/30                                                                       16,100,000       16,737,093
 6.50%, 11/15/26                                                                      50,200,000       53,159,089
 9.25%, 2/15/16(10)                                                                   54,000,000       71,003,682
 STRIPS, 5.90%, 11/15/21(9)                                                          126,400,000       37,554,072
 STRIPS, 6.23%, 5/15/17(9)                                                            14,000,000        5,510,064
------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 3.50%, 11/15/06(6)                                                                   36,550,000       34,579,736
 4.625%, 5/15/06                                                                      11,300,000       11,259,840
 5%, 8/15/11                                                                          24,300,000       23,496,034
 5.625%, 5/15/08                                                                      31,400,000       32,176,428
 5.75%, 8/15/10                                                                        1,000,000        1,021,758
 5.875%, 11/15/04                                                                     16,100,000       16,809,414
 6.75%, 5/15/05                                                                       10,000,000       10,692,190
 6.875%, 5/15/06                                                                      21,800,000       23,528,675
                                                                                                   ---------------
 Total U.S. Government Obligations (Cost $482,030,382)                                                469,386,775

==================================================================================================================
 FOREIGN GOVERNMENT OBLIGATIONS--18.9%
------------------------------------------------------------------------------------------------------------------
 ARGENTINA--0.5%
 Argentina (Republic of) Bonds:
 11.375%, 3/15/10(3,4)                                                                18,760,000        4,502,400
 11.75%, 6/15/15(3)                                                                   37,086,000        9,827,790
 Series 2018, 3.063%, 6/19/18(3,4)                                                    30,420,731        6,236,250
------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Par Bonds, 6.017%, 3/31/23(3,4)                               5,450,000        2,377,563
------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Unsec. Bonds, 12.375%, 2/21/12(3,4)                           6,304,000        1,449,920
------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Unsec. Unsub. Nts., 11.75%, 4/7/09(3,4)                      15,170,000        3,792,500
------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Unsub. Bonds, Series 2031, 2.79%, 6/19/31(3)                  7,610,800        1,674,376
------------------------------------------------------------------------------------------------------------------
 Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
 Deudas, Series PBA1, 3.257%, 4/1/07(1,3) [ARP]                                        2,028,351          210,881
                                                                                                   ---------------
                                                                                                       30,071,680

------------------------------------------------------------------------------------------------------------------
 BELGIUM--0.8%
 Belgium (Kingdom of) Bonds, 5.50%, 3/28/28 [EUR]                                     31,060,000       26,273,003
------------------------------------------------------------------------------------------------------------------
 Belgium (Kingdom of) Treasury Bills, Zero Coupon, 3.29%, 7/18/02(9) [EUR]            25,030,000       21,621,108
                                                                                                   ---------------
                                                                                                       47,894,111

------------------------------------------------------------------------------------------------------------------
 BRAZIL--3.0%
 Brazil (Federal Republic of) Bonds:
 8.875%, 4/15/24                                                                      58,233,000       41,607,478
 10.125%, 5/15/27                                                                      6,645,000        5,282,775
 12.25%, 3/6/30                                                                       26,060,000       24,105,500





15   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 BRAZIL Continued
 Brazil (Federal Republic of) Debt Capitalization Bonds,
 Series 20 yr., 8%, 4/15/14                                                     $     63,863,386   $   52,208,318
------------------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Gtd. Disc. Bonds, 3.188%, 4/15/24(2)                    34,025,000       25,944,063
------------------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/39                       41,895,200       34,668,278
                                                                                                   ---------------
                                                                                                      183,816,412

------------------------------------------------------------------------------------------------------------------
 CANADA--0.3%
 Canada (Government of) Bonds, 5.50%, 6/1/09 [CAD]                                    27,965,000       17,394,952
------------------------------------------------------------------------------------------------------------------
 COLOMBIA--0.3%
 Colombia (Republic of) Unsec. Unsub. Bonds:
 8.375%, 2/15/27                                                                       4,035,000        2,915,287
 11.75%, 2/25/20                                                                         570,000          571,425
------------------------------------------------------------------------------------------------------------------
 Colombia (Republic of) Unsec. Unsub. Nts., 11.375%, 1/31/08 [EUR]                    18,715,000       16,414,299
                                                                                                   ---------------
                                                                                                       19,901,011

------------------------------------------------------------------------------------------------------------------
 DOMINICAN REPUBLIC--0.3%
 Dominican Republic Unsec. Unsub. Bonds, 9.50%, 9/27/06                               18,030,000       19,044,187
------------------------------------------------------------------------------------------------------------------
 ECUADOR--0.6%
 Ecuador (Republic of) Unsec. Bonds, 5%, 8/15/30(2,11)                                70,040,000       38,276,860
------------------------------------------------------------------------------------------------------------------
 FRANCE--1.1%
 France (Government of) Obligations Assimilables du Tresor
 Bonds, 5.75%, 10/25/32 [EUR]                                                         37,000,000       32,929,541
------------------------------------------------------------------------------------------------------------------
 France (Government of) Treasury Bills, Zero Coupon,
 3.36%, 9/5/02(9) [EUR]                                                               36,105,000       31,035,202
                                                                                                   ---------------
                                                                                                       63,964,743

------------------------------------------------------------------------------------------------------------------
 GERMANY--1.2%
 Germany (Republic of) Bonds:
 5%, 9/13/02 [EUR]                                                                    44,505,000       39,066,884
 5.50%, 1/4/31 [EUR]                                                                  36,795,000       31,916,989
                                                                                                   ---------------
                                                                                                       70,983,873

------------------------------------------------------------------------------------------------------------------
 GREAT BRITAIN--0.6%
 United Kingdom Treasury Bonds:
 7.75%, 9/8/06 [GBP]                                                                  12,840,000       19,999,214
 8%, 12/7/15 [GBP]                                                                     7,470,000       13,397,654
                                                                                                   ---------------
                                                                                                       33,396,868

------------------------------------------------------------------------------------------------------------------
 GREECE--0.2%
 Greece (Hellenic Republic of) Bonds, 5.35%, 5/18/11 [EUR]                            17,400,000       14,976,579
------------------------------------------------------------------------------------------------------------------
 GUATEMALA--0.1%
 Guatemala (Republic of) Nts., 10.25%, 11/8/11(1)                                      7,055,000        7,919,237
------------------------------------------------------------------------------------------------------------------
 HUNGARY--0.3%
 Hungary (Government of) Bonds:
 Series 04/J, 8.50%, 10/12/04 [HUF]                                                1,531,420,000        5,578,021
 Series 05/E, 9.25%, 5/12/05 [HUF]                                                 1,045,000,000        3,915,326
 Series 06/E, 8.50%, 5/12/06 [HUF]                                                 1,624,740,000        6,058,920
                                                                                                   ---------------
                                                                                                       15,552,267







16   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 ITALY--1.0%
 Italy (Republic of) Treasury Bonds:
 Buoni del Tesoro Poliennali, 6%, 5/1/31 [EUR]                                  $     31,320,000     $ 28,184,260
 Cert Di Credito Del Tesoro, Zero Coupon, 3.31%, 7/15/02(9) [EUR]                     40,820,000       35,285,524
                                                                                                   ---------------
                                                                                                       63,469,784

------------------------------------------------------------------------------------------------------------------
 IVORY COAST--0.1%
 Ivory Coast (Government of) Front Loaded Interest Reduction Bonds,
 1.995%, 3/29/18(3,4)                                                                     87,000           17,128
------------------------------------------------------------------------------------------------------------------
 Ivory Coast (Government of) Past Due Interest Bonds, Series F,
 1.895%, 3/29/18(3,4) [FRF]                                                          111,406,500        3,343,013
                                                                                                   ---------------
                                                                                                        3,360,141

------------------------------------------------------------------------------------------------------------------
 MEXICO--0.2%
 United Mexican States Bonds:
 5.01%, 12/31/19 [DEM]                                                                24,327,000        9,451,294
 Series MTN, 8.30%, 8/15/31                                                            1,430,000        1,422,850
                                                                                                   ---------------
                                                                                                       10,874,144

------------------------------------------------------------------------------------------------------------------
 NEW ZEALAND--0.2%
 New Zealand (Government of) Treasury Bills, Zero Coupon,
 5.18%, 9/18/02(9) [NZD]                                                              29,040,000       12,451,295
------------------------------------------------------------------------------------------------------------------
 PERU--0.9%
 Peru (Republic of) Sr. Nts., Zero Coupon, 4.53%, 2/28/16(9)                         102,433,254       52,210,230
------------------------------------------------------------------------------------------------------------------
 PHILIPPINES--0.5%
 Philippines (Republic of) Bonds, 9.375%, 1/18/17                                     12,665,000       12,918,300
------------------------------------------------------------------------------------------------------------------
 Philippines (Republic of) Nts., 10.625%, 3/16/25                                     11,280,000       11,928,600
------------------------------------------------------------------------------------------------------------------
 Philippines (Republic of) Unsec. Bonds, 9.875%, 1/15/19                               7,385,000        7,477,313
                                                                                                   ---------------
                                                                                                       32,324,213

------------------------------------------------------------------------------------------------------------------
 PORTUGAL--0.3%
 Portugal (Republic of) Obrig Do Tes Medio Prazo
 Unsec. Unsub. Bonds, 5.85%, 5/20/10 [EUR]                                            22,400,000       20,155,860
------------------------------------------------------------------------------------------------------------------
 RUSSIA--3.6%
 Deutsche Bank AG, OAO Gazprom Loan Participation Nts.,
 10%, 12/9/02(1)                                                                      16,680,000       16,906,848
------------------------------------------------------------------------------------------------------------------
 Russia (Government of) Debs., Series VI, 3%, 5/14/06                                 68,895,000       53,695,385
------------------------------------------------------------------------------------------------------------------
 Russian Federation Unsec. Unsub. Nts., 12.75%, 6/24/28                               12,795,000       15,032,526
------------------------------------------------------------------------------------------------------------------
 Russian Federation Unsub. Nts., 5%, 3/31/30(2,11)                                   146,496,250       96,916,425
------------------------------------------------------------------------------------------------------------------
 Russian Ministry of Finance Debs., Series V, 3%, 5/14/08                             55,185,000       37,594,781
                                                                                                   ---------------
                                                                                                      220,145,965

------------------------------------------------------------------------------------------------------------------
 SPAIN--0.3%
 Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado:
 4.25%, 7/30/02(1) [EUR]                                                               9,495,000        8,323,820
 5.75%, 7/30/32 [EUR]                                                                  8,615,000        7,451,376
                                                                                                   ---------------
                                                                                                       15,775,196







17   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 SWEDEN--0.1%
 Sweden (Kingdom of) Bonds, Series 1037, 8%, 8/15/07 [SEK]                      $     51,500,000    $   5,542,134
------------------------------------------------------------------------------------------------------------------
 THE NETHERLANDS--0.6%
 Netherlands (Government of) Bonds, 5.50%, 1/15/28 [EUR]                              19,820,000       16,979,731
------------------------------------------------------------------------------------------------------------------
 Netherlands (Government of) Treasury Bills, Zero Coupon,
 3.36%, 9/30/02(9) [EUR]                                                              22,865,000       19,607,043
                                                                                                   ---------------
                                                                                                       36,586,774

------------------------------------------------------------------------------------------------------------------
 TURKEY--0.1%
 Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30                         2,890,000        2,931,905
------------------------------------------------------------------------------------------------------------------
 Turkey (Republic of) Sr. Unsub. Bonds, 12.375%, 6/15/09                               3,943,000        4,189,438
                                                                                                   ---------------
                                                                                                        7,121,343

------------------------------------------------------------------------------------------------------------------
 UKRAINE--0.3%
 Ukraine (Republic of) Sr. Unsec. Nts., 11%, 3/15/07                                  20,256,400       20,507,073
------------------------------------------------------------------------------------------------------------------
 VENEZUELA--1.4%
 Venezuela (Republic of) Bonds, 9.25%, 9/15/27                                        53,615,000       36,887,120
------------------------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Debs., Series DL, 2.875%, 12/18/07(2)                        47,170,759       38,621,060
------------------------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Front-Loaded Interest Reduction Bonds,
 Series B, 3.313%, 3/31/07(2)                                                         10,247,394        8,377,244
                                                                                                   ---------------
                                                                                                       83,885,424
                                                                                                   ---------------
 Total Foreign Government Obligations (Cost $1,110,045,524)                                         1,147,602,356

==================================================================================================================
 LOAN PARTICIPATIONS--0.3%
------------------------------------------------------------------------------------------------------------------
 Shoshone Partners Loan Trust Sr. Nts. (representing a basket of reference loans and a total return swap between Chase Manhattan
 Bank and the Trust), 3.62%, 4/28/02(1,2) (Cost $39,769,710)                          39,790,000       17,476,674

==================================================================================================================
 CORPORATE BONDS AND NOTES--36.2%
------------------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--11.9%
------------------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS--0.4%
 Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07(3,4)                               3,475,000               --
------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Corp., 10.75% Sr. Nts., 12/31/11(8)                                  3,500,000        3,552,500
------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., 2/15/10(8)                1,500,000        1,576,875
------------------------------------------------------------------------------------------------------------------
 Dana Corp., 10.125% Sr. Nts., 3/15/10(1)                                              3,500,000        3,622,500
------------------------------------------------------------------------------------------------------------------
 Delco Remy International, Inc., 11% Sr. Unsec. Sub. Nts., 5/1/09                      2,700,000        2,497,500
------------------------------------------------------------------------------------------------------------------
 Dura Operating Corp.:
 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                              8,600,000        7,465,127
 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                             4,300,000        4,300,000
------------------------------------------------------------------------------------------------------------------
 Hayes Lemmerz International, Inc., 11.875% Sr. Nts., 6/15/06(3,4,8)                   2,200,000        1,166,000
------------------------------------------------------------------------------------------------------------------
 Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06(3,4)                     1,000,000           65,000
                                                                                                   ---------------
                                                                                                       24,245,502







18   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 DISTRIBUTORS--0.2%
 Fisher Scientific International, Inc.:
 9% Sr. Unsec. Sub. Nts., 2/1/08                                                $      8,760,000   $    9,066,600
 9% Sr. Unsec. Sub. Nts., 2/1/08                                                       1,875,000        1,940,625
------------------------------------------------------------------------------------------------------------------
 Scotia Pacific Co. LLC, 7.71% Sec. Nts., Series B, Cl. A-3, 1/20/14                   5,000,000        4,093,400
                                                                                                   ---------------
                                                                                                       15,100,625

------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--3.0%
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                      4,875,000        2,071,875
------------------------------------------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                         5,000,000        5,225,000
------------------------------------------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Nts., 4/15/12(1)                                             3,600,000        3,636,000
------------------------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50%, Promissory Nts., 8/1/1995(1,3,4)             33,500               --
------------------------------------------------------------------------------------------------------------------
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                      10,475,000       10,317,875
------------------------------------------------------------------------------------------------------------------
 Choctaw Resort Development Enterprise, 9.25% Sr. Unsec. Nts., 4/1/09                  3,000,000        3,105,000
------------------------------------------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc.:
 9.50% Sr. Sub. Nts., 4/1/09(8)                                                        2,000,000        2,122,500
 9.50% Sr. Unsec. Sub. Nts., 4/1/09                                                    2,000,000        2,122,500
------------------------------------------------------------------------------------------------------------------
 Family Restaurants, Inc.:
 9.75% Sr. Nts., 2/1/03(3,4)                                                          21,100,000          105,500
 10.875% Sr. Sub. Disc. Nts., 2/1/04(1,3,4)                                            4,800,000           60,000
------------------------------------------------------------------------------------------------------------------
 Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                        6,800,000        7,259,000
------------------------------------------------------------------------------------------------------------------
 HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                               2,400,000        2,448,000
------------------------------------------------------------------------------------------------------------------
 Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                                  6,000,000        6,660,000
------------------------------------------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                   5,250,000        5,040,000
------------------------------------------------------------------------------------------------------------------
 Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                  11,650,000       12,337,350
------------------------------------------------------------------------------------------------------------------
 Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                              9,700,000        9,942,500
------------------------------------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc.:
 8.75% Sr. Unsec. Nts., 4/15/09                                                        2,900,000        2,914,500
 9% Sr. Sub. Nts., 3/15/12(8)                                                          9,000,000        9,056,250
------------------------------------------------------------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                                          7,100,000        7,268,625
------------------------------------------------------------------------------------------------------------------
 Mandalay Resort Group:
 9.375% Sr. Sub. Nts., 2/15/10(8)                                                      3,500,000        3,701,250
 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                         4,800,000        5,220,000
------------------------------------------------------------------------------------------------------------------
 MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                                 5,500,000        5,665,000
------------------------------------------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 8% Sr. Sub. Nts., 4/1/12(8)                                                           1,900,000        1,904,750
 8.125% Sr. Nts., 1/1/06                                                               3,150,000        3,236,625
 8.375% Sr. Sub. Nts., 7/1/11                                                          1,000,000        1,017,500
 8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                   12,050,000       12,381,375
------------------------------------------------------------------------------------------------------------------
 Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10(8)                     12,000,000       11,925,000
------------------------------------------------------------------------------------------------------------------
 Penn National Gaming, Inc.:
 8.875% Sub. Nts., 3/15/10                                                             3,700,000        3,700,000
 11.125% Sr. Unsec. Sub. Nts., 3/1/08                                                  8,000,000        8,640,000
------------------------------------------------------------------------------------------------------------------
 Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(1,3,4)                                    10,800,000               --





19   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE Continued
 Premier Parks, Inc.:
 0%/10% Sr. Disc. Nts., 4/1/08(12)                                              $      6,350,000   $    6,064,250
 9.25% Sr. Nts., 4/1/06(1)                                                             5,355,000        5,602,669
 9.75% Sr. Nts., 6/15/07                                                               6,050,000        6,375,187
------------------------------------------------------------------------------------------------------------------
 Station Casinos, Inc.:
 8.875% Sr. Unsec. Sub. Nts., 12/1/08                                                  4,500,000        4,629,375
 9.875% Sr. Unsec. Sub. Nts., 7/1/10                                                   3,500,000        3,771,250
------------------------------------------------------------------------------------------------------------------
 Vail Resorts, Inc., 8.75% Sr. Sub. Nts., 5/15/09(8)                                   2,000,000        2,045,000
------------------------------------------------------------------------------------------------------------------
 Venetian Casino Resort LLC/Las Vegas Sands, Inc.:
 12.25% Mtg. Nts., 11/15/04                                                            2,500,000        2,643,750
 14.25% Sr. Unsec. Sub. Nts., 11/15/05(2)                                              1,315,000        1,382,394
                                                                                                   ---------------
                                                                                                      181,597,850

------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--1.4%
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                               4,450,000        2,836,875
------------------------------------------------------------------------------------------------------------------
 D.R. Horton, Inc.:
 7.875% Sr. Nts., 8/15/11                                                              5,000,000        4,962,500
 9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                  3,500,000        3,622,500
 9.75% Sr. Sub. Nts., 9/15/10                                                          4,825,000        5,102,438
------------------------------------------------------------------------------------------------------------------
 Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                  8,000,000        8,870,000
------------------------------------------------------------------------------------------------------------------
 Interface, Inc., 10.375% Sr. Nts., 2/1/10(8)                                          1,500,000        1,584,375
------------------------------------------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12(8)                       4,000,000        3,940,000
------------------------------------------------------------------------------------------------------------------
 KB Home:
 7.75% Sr. Nts., 10/15/04                                                              9,550,000        9,788,750
 8.625% Sr. Sub. Nts., 12/15/08                                                        6,000,000        6,210,000
 9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                   5,500,000        5,720,000
------------------------------------------------------------------------------------------------------------------
 Metromedia International Group, Inc., 10.50% Sr. Unsec. Disc.
 Nts., 9/30/07(2)                                                                     31,217,560       15,920,955
------------------------------------------------------------------------------------------------------------------
 Salton, Inc.:
 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                                 7,600,000        7,581,000
 12.25% Sr. Sub. Nts., 4/15/08                                                         2,000,000        2,085,000
------------------------------------------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07(8)                            5,300,000        5,326,500
                                                                                                   ---------------
                                                                                                       83,550,893

------------------------------------------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.2%
 Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(12)                           13,600,000       11,764,000
------------------------------------------------------------------------------------------------------------------
 MEDIA--5.7%
 Adelphia Communications Corp.:
 7.875% Sr. Unsec. Nts., 5/1/09                                                        1,400,000        1,197,000
 8.125% Sr. Nts., Series B, 7/15/03                                                    3,750,000        3,637,500
 8.375% Sr. Nts., Series B, 2/1/08                                                     5,150,000        4,506,250
 9.25% Sr. Nts., 10/1/02(13)                                                           7,175,000        7,139,125
 9.375% Sr. Nts., 11/15/09                                                             3,300,000        3,102,000
 9.875% Sr. Nts., Series B, 3/1/07                                                     2,000,000        1,870,000
 10.25% Sr. Unsec. Nts., 11/1/06(13)                                                   8,500,000        7,947,500
 10.25% Sr. Unsec. Sub. Nts., 6/15/11                                                  8,750,000        7,962,500
 10.50% Sr. Unsec. Nts., Series B, 7/15/04(13)                                         6,290,000        6,227,100
 10.875% Sr. Unsec. Nts., 10/1/10                                                      6,865,000        6,418,775






20   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 MEDIA Continued
 Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08          $      2,375,000   $    2,496,719
------------------------------------------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                          10,850,000       10,850,000
------------------------------------------------------------------------------------------------------------------
 Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11 [EUR]                    3,000,000          484,182
------------------------------------------------------------------------------------------------------------------
 Canandaigua Brands, Inc., 8.50% Sr. Unsec. Sub. Nts., 3/1/09                          1,500,000        1,567,500
------------------------------------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., 10.375%, Gtd. Sr. Sub. Nts., Series B, 2/1/09                  1,000,000          915,000
------------------------------------------------------------------------------------------------------------------
 Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                 6,000,000        6,277,500
------------------------------------------------------------------------------------------------------------------
 Charter Communications Holdings LLC/Charter
 Communications Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(12,13)                                        19,350,000       13,399,875
 8.25% Sr. Unsec. Nts., 4/1/07                                                         2,650,000        2,411,500
 8.625% Sr. Unsec. Nts., 4/1/09                                                        1,000,000          910,000
 9.625% Sr. Nts., 11/15/09(8)                                                          3,500,000        3,342,500
 10% Sr. Nts., 4/1/09                                                                  1,150,000        1,109,750
 10% Sr. Nts., 5/15/11(8)                                                              5,000,000        4,800,000
 10.75% Sr. Unsec. Nts., 10/1/09                                                       6,300,000        6,300,000
 11.125% Sr. Unsec. Nts., 1/15/11                                                      8,000,000        8,060,000
------------------------------------------------------------------------------------------------------------------
 Cinemark USA, Inc., 9.625% Sr. Sub. Nts., Series B, 8/1/08                            1,250,000        1,243,750
------------------------------------------------------------------------------------------------------------------
 Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10(3,4)                                2,725,000          408,750
------------------------------------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07                6,260,000        5,133,200
------------------------------------------------------------------------------------------------------------------
 Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12(8)                             2,200,000        2,282,500
------------------------------------------------------------------------------------------------------------------
 Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                             3,600,000        3,883,500
------------------------------------------------------------------------------------------------------------------
 Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05                    10,675,000        3,469,375
------------------------------------------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                         2,050,000        1,670,750
------------------------------------------------------------------------------------------------------------------
 EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07                           22,150,000       23,866,625
------------------------------------------------------------------------------------------------------------------
 EchoStar DBS Corp.:
 9.125% Sr. Nts., 1/15/09(8)                                                           2,700,000        2,794,500
 9.375% Sr. Unsec. Nts., 2/1/09                                                       14,455,000       15,105,475
------------------------------------------------------------------------------------------------------------------
 Emmis Communications Corp.:
 0%/12.50% Sr. Unsec. Disc. Nts., 3/15/11(12)                                         13,150,000        9,533,750
 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                                        7,225,000        7,405,625
------------------------------------------------------------------------------------------------------------------
 Entercom Radio LLC/Entercom Capital, Inc.,
 7.625% Sr. Unsec. Sub. Nts., 3/1/14                                                   2,000,000        2,010,000
------------------------------------------------------------------------------------------------------------------
 Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09(8)                    1,000,000        1,015,000
------------------------------------------------------------------------------------------------------------------
 Insight Communications Co., Inc., 0%/12.25% Sr. Disc. Nts., 2/15/11(12)               5,500,000        3,630,000
------------------------------------------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                     4,000,000        4,200,000
------------------------------------------------------------------------------------------------------------------
 Key3Media Group, Inc., 11.25% Sr. Sub. Nts., 6/15/11                                  7,000,000        6,352,500
------------------------------------------------------------------------------------------------------------------
 Lamar Advertising Co.:
 8.625% Sr. Sub. Nts., 9/15/07                                                         4,475,000        4,698,750
 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                                  6,725,000        7,061,250
------------------------------------------------------------------------------------------------------------------
 Mail-Well, Inc., 9.625% Sr. Nts., 3/15/12(8)                                          8,600,000        8,901,000
------------------------------------------------------------------------------------------------------------------
 Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                   8,400,000        8,862,000
------------------------------------------------------------------------------------------------------------------
 Penton Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 6/15/11                             7,500,000        6,262,500
------------------------------------------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                        2,500,000        2,637,500
------------------------------------------------------------------------------------------------------------------
 Regal Cinemas, Inc., 9.375% Sr. Sub. Nts., 2/1/12(8)                                  2,000,000        2,100,000
------------------------------------------------------------------------------------------------------------------
 Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07                 4,350,000        4,594,687





21   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 MEDIA Continued
 Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07 [CAD]                     $     20,000,000   $   12,285,320
------------------------------------------------------------------------------------------------------------------
 Shaw Communications, Inc., 8.54%, Debs., 9/30/27 [CAD]                               14,580,000        8,477,584
------------------------------------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.:
 8% Sr. Sub. Nts., 3/15/12(8)                                                         12,000,000       11,970,000
 8.75% Sr. Sub. Nts., 12/15/07                                                         4,325,000        4,433,125
 8.75% Sr. Sub. Nts., 12/15/11(8)                                                      3,500,000        3,613,750
 9% Sr. Unsec. Sub. Nts., 7/15/07                                                      6,000,000        6,165,000
------------------------------------------------------------------------------------------------------------------
 Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                                5,720,000        5,973,854
------------------------------------------------------------------------------------------------------------------
 Six Flags, Inc., 8.875% Sr. Nts., 2/1/10(8)                                           8,000,000        8,140,000
------------------------------------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09              12,650,000       13,282,500
------------------------------------------------------------------------------------------------------------------
 Sun Media Corp., 9.50% Sr. Sub. Nts., 5/15/07                                           578,000          601,120
------------------------------------------------------------------------------------------------------------------
 Telewest Communications plc, 0%/9.25% Sr. Disc. Nts., 4/15/09(12)                    12,200,000        4,422,500
------------------------------------------------------------------------------------------------------------------
 Time Warner, Inc., 9.125%, Debs., 1/15/13                                             2,000,000        2,287,674
------------------------------------------------------------------------------------------------------------------
 United Pan-Europe Communications NV:
 0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09(3,4,12)                           8,700,000        1,000,500
 0%/13.75% Sr. Unsec. Disc. Nts., Series B, 2/1/10(3,4,12)                            17,800,000        1,869,000
 11.25% Sr. Nts., Series B, 11/1/09(3) [EUR]                                           9,500,000          984,176
 11.50% Sr. Unsec. Nts., Series B, 2/1/10(3,4)                                         1,000,000          135,000
------------------------------------------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
 12.75% Sr. Sub. Nts., 11/15/09                                                        8,500,000        8,755,000
------------------------------------------------------------------------------------------------------------------
 Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                               1,000,000        1,000,000
------------------------------------------------------------------------------------------------------------------
 Ziff Davis Media, Inc., 12% Sr. Sub. Nts., 7/15/10                                    2,000,000          490,000
                                                                                                   ---------------
                                                                                                      347,941,366

------------------------------------------------------------------------------------------------------------------
 MULTILINE RETAIL--0.1%
 Saks, Inc.:
 8.25% Sr. Unsec. Nts., 11/15/08                                                       1,500,000        1,477,500
 9.875% Nts., 10/1/11                                                                  4,500,000        4,668,750
                                                                                                   ---------------
                                                                                                        6,146,250

------------------------------------------------------------------------------------------------------------------
 SPECIALTY RETAIL--0.7%
 AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                          5,500,000        5,802,500
------------------------------------------------------------------------------------------------------------------
 CSK Auto, Inc., 12% Sr. Nts., 6/15/06(8)                                              7,000,000        7,455,000
------------------------------------------------------------------------------------------------------------------
 Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08                3,775,000        2,661,375
------------------------------------------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9%, Debs., 5/1/08                                           4,000,000        3,820,000
------------------------------------------------------------------------------------------------------------------
 Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09(1,3,4)                                 4,300,000               --
------------------------------------------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11(8)                         4,000,000        4,400,000
------------------------------------------------------------------------------------------------------------------
 United Auto Group, Inc., 9.625% Sr. Sub. Nts., 3/15/12(8)                             2,600,000        2,681,250
------------------------------------------------------------------------------------------------------------------
 United Rentals (North America), Inc., 10.75% Sr. Unsec. Nts., 4/15/08                 9,250,000       10,128,750
------------------------------------------------------------------------------------------------------------------
 United Rentals, Inc.:
 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                             3,900,000        3,968,250
 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                         1,450,000        1,493,500
                                                                                                   ---------------
                                                                                                       42,410,625







22   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 TEXTILES & APPAREL--0.2%
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                             $      3,125,000   $    2,984,375
------------------------------------------------------------------------------------------------------------------
 Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08(3,4)                          5,050,000          631,250
------------------------------------------------------------------------------------------------------------------
 Levi Strauss & Co., 11.625% Sr. Unsec. Nts., 1/15/08                                  1,750,000        1,833,125
------------------------------------------------------------------------------------------------------------------
 Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08                         3,750,000        3,768,750
------------------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07(3)                       500,000          152,500
                                                                                                   ---------------
                                                                                                        9,370,000

------------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--1.3%
------------------------------------------------------------------------------------------------------------------
 BEVERAGES--0.1%
 Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                             2,000,000        2,050,000
------------------------------------------------------------------------------------------------------------------
 Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                           7,400,000        5,679,500
                                                                                                   ---------------
                                                                                                        7,729,500

------------------------------------------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--0.5%
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08                                                       6,500,000        6,825,000
 10.625% Sr. Sub. Nts., Series B, 7/31/07                                              7,700,000        7,882,875
------------------------------------------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11               4,250,000        4,483,750
------------------------------------------------------------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                    3,450,000        3,156,750
------------------------------------------------------------------------------------------------------------------
 Pathmark Stores, Inc., 8.75% Sr. Sub. Nts., 2/1/12(8)                                 2,700,000        2,794,500
------------------------------------------------------------------------------------------------------------------
 Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04                                3,225,000        3,390,549
------------------------------------------------------------------------------------------------------------------
 Winn-Dixie Stores, Inc., 8.875% Sr. Nts., 4/1/08                                      4,000,000        4,060,000
                                                                                                   ---------------
                                                                                                       32,593,424

------------------------------------------------------------------------------------------------------------------
 FOOD PRODUCTS--0.3%
 Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                             2,750,000        2,633,125
------------------------------------------------------------------------------------------------------------------
 Chiquita Brands International, Inc., 10.56% Sr. Unsec. Nts., 3/15/09                    622,774          653,913
------------------------------------------------------------------------------------------------------------------
 Del Monte Corp., 9.25% Sr. Unsec. Sub. Nts., 5/15/11                                  2,000,000        2,105,000
------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts., 5/15/07                               2,697,000        2,251,995
------------------------------------------------------------------------------------------------------------------
 New World Pasta Co., 9.25% Sr. Nts., 2/15/09                                          1,000,000          975,000
------------------------------------------------------------------------------------------------------------------
 Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                          2,800,000        2,786,000
------------------------------------------------------------------------------------------------------------------
 Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07                7,350,000        6,137,250
                                                                                                   ---------------
                                                                                                       17,542,283

------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--0.4%
 AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09(12)                             3,850,000        1,944,250
------------------------------------------------------------------------------------------------------------------
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                             3,700,000        3,533,500
------------------------------------------------------------------------------------------------------------------
 Holmes Products Corp.:
 9.875% Sr. Sub. Nts., Series C, 11/15/07                                              2,000,000          810,000
 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                                       6,110,000        2,474,550
------------------------------------------------------------------------------------------------------------------
 Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts., 6/1/11                           3,750,000        4,003,125





23   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS Continued
 Revlon Consumer Products Corp.:
 9% Sr. Nts., 11/1/06                                                           $      6,300,000   $    4,410,000
 12% Sr. Sec. Nts., 12/1/05(8)                                                         6,450,000        6,522,562
------------------------------------------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(3,4)                   6,340,000               --
                                                                                                   ---------------
                                                                                                       23,697,987

------------------------------------------------------------------------------------------------------------------
 ENERGY--2.9%
------------------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.4%
 AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(3,4,8)                            5,000,000          800,000
------------------------------------------------------------------------------------------------------------------
 Clark Refining & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                      9,200,000        8,418,000
------------------------------------------------------------------------------------------------------------------
 Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                      800,000          788,000
------------------------------------------------------------------------------------------------------------------
 Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11(8)                                       2,100,000        2,173,500
------------------------------------------------------------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08(1)                  5,925,000        4,177,125
------------------------------------------------------------------------------------------------------------------
 Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Trust 2001, Cl. A, 9/1/08(8)            1,900,000        1,919,000
------------------------------------------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08                      11,500,000       11,931,250
------------------------------------------------------------------------------------------------------------------
 Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
 10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09                                        7,000,000        7,595,000
------------------------------------------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                    14,250,000       12,611,250
------------------------------------------------------------------------------------------------------------------
 RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                    21,325,000       15,034,125
------------------------------------------------------------------------------------------------------------------
 Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(12)          17,575,000       16,959,875
                                                                                                   ---------------
                                                                                                       82,407,125

------------------------------------------------------------------------------------------------------------------
 OIL & GAS--1.5%
 Chesapeake Energy Corp., 8.125% Sr. Unsec. Nts., 4/1/11                               4,800,000        4,836,000
------------------------------------------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                         9,735,000       10,416,450
------------------------------------------------------------------------------------------------------------------
 Funding Corp./Beaver Valley Funding Corp., 9% Second Lease
 Obligation Bonds, 6/1/17                                                                956,000        1,020,455
------------------------------------------------------------------------------------------------------------------
 Magnum Hunter Resources, Inc., 9.60% Sr. Nts., 3/15/12(8)                             2,400,000        2,526,000
------------------------------------------------------------------------------------------------------------------
 Pemex Project Funding Master Trust, 9.125% Unsec. Unsub. Nts., 10/13/10              27,033,000       29,128,058
------------------------------------------------------------------------------------------------------------------
 Pennzoil-Quaker State Co., 6.75% Nts., 4/1/09                                         4,000,000        4,093,068
------------------------------------------------------------------------------------------------------------------
 Petroleos Mexicanos:
 9.375% Sr. Unsec. Bonds, 12/2/08                                                      9,030,000        9,978,150
 9.50% Sr. Sub. Nts., 9/15/27                                                         10,470,000       11,438,475
------------------------------------------------------------------------------------------------------------------
 Pogo Producing Co., 8.75% Sr. Sub. Nts., 5/15/07(1)                                   5,800,000        5,945,000
------------------------------------------------------------------------------------------------------------------
 Stone Energy Corp.:
 8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                  1,000,000        1,027,500
 8.75% Sr. Sub. Nts., 9/15/07                                                          8,160,000        8,568,000
------------------------------------------------------------------------------------------------------------------
 Westport Resources Corp., 8.25% Sr. Unsec. Sub. Nts., 11/1/11                         2,500,000        2,581,250
                                                                                                   ---------------
                                                                                                       91,558,406

------------------------------------------------------------------------------------------------------------------
 FINANCIALS--2.8%
------------------------------------------------------------------------------------------------------------------
 BANKS--0.7%
 Bank Plus Corp., 12% Sr. Nts., 7/18/07                                                4,167,000        4,562,865
------------------------------------------------------------------------------------------------------------------
 Local Financial Corp., 11% Sr. Nts., 9/8/04(1)                                       10,000,000       10,650,000
------------------------------------------------------------------------------------------------------------------
 Mexican Williams, 2.724% Sr. Nts., 11/15/08(1,2)                                      1,500,000        1,507,500






24   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 BANKS Continued
 Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                            $      5,350,000   $    4,360,250
------------------------------------------------------------------------------------------------------------------
 Ocwen Financial Corp., 11.875% Nts., 10/1/03                                          9,275,000        9,228,625
------------------------------------------------------------------------------------------------------------------
 Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04(1,3,4)                  4,970,000           99,400
------------------------------------------------------------------------------------------------------------------
 Sovereign Bancorp, Inc., 10.50% Sr. Unsec. Nts., 11/15/06                             1,000,000        1,102,500
------------------------------------------------------------------------------------------------------------------
 Tokai Preferred Capital Co. LLC, 9.98% Non-Cum. Bonds,
 Series A, 12/29/49(2,8)                                                              12,530,000       10,126,245
                                                                                                   ---------------
                                                                                                       41,637,385

------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--1.1%
 Alamosa Delaware, Inc., 13.625% Sr. Unsec. Nts., 8/15/11                                500,000          427,500
------------------------------------------------------------------------------------------------------------------
 AMRESCO, Inc.:
 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05(3,4)                                       6,485,000        1,264,575
 10% Sr. Sub. Nts., Series 97-A, 3/15/04(3,4)                                          7,050,000        1,374,750
------------------------------------------------------------------------------------------------------------------
 AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(1,12)                            2,150,000          161,250
------------------------------------------------------------------------------------------------------------------
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06(3)                                12,175,000        2,130,625
------------------------------------------------------------------------------------------------------------------
 Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                       21,248,000        7,489,920
------------------------------------------------------------------------------------------------------------------
 Fuji JGB Investment LLC, 9.87% Non-Cum. Bonds, Series A, 12/31/49(2,8)                3,766,000        3,079,703
------------------------------------------------------------------------------------------------------------------
 Gold Eagle Capital Ltd., 7.376% Sec. Nts., 4/8/02(2,8)                               11,000,000       11,006,930
------------------------------------------------------------------------------------------------------------------
 IBJ Preferred Capital Co. (The) LLC, 8.79% Bonds, 12/29/49(2,8)                      40,995,000       31,601,693
------------------------------------------------------------------------------------------------------------------
 IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09(1)                              3,750,000        3,703,125
------------------------------------------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                               5,900,000        6,785,000
------------------------------------------------------------------------------------------------------------------
 Metris Cos., Inc., 10.125% Sr. Unsec. Nts., 7/15/06                                     500,000          485,000
                                                                                                   ---------------
                                                                                                       69,510,071

------------------------------------------------------------------------------------------------------------------
 INSURANCE--0.0%
 Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/08                                        3,050,000        1,509,750
------------------------------------------------------------------------------------------------------------------
 REAL ESTATE--1.0%
 CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts., 6/15/11                 4,650,000        4,394,250
------------------------------------------------------------------------------------------------------------------
 Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11                                             2,117,000        2,154,047
------------------------------------------------------------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts., 1/15/07(8)                                          5,000,000        5,262,500
------------------------------------------------------------------------------------------------------------------
 IStar Financial, Inc., 8.75% Sr. Unsec. Nts., 8/15/08                                 4,000,000        4,125,560
------------------------------------------------------------------------------------------------------------------
 MeriStar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                                   8,000,000        7,920,000
 9% Sr. Nts., 1/15/08                                                                  3,800,000        3,876,000
 9.125% Sr. Nts., 1/15/11                                                              3,000,000        3,078,750
 9.125% Sr. Unsec. Nts., 1/15/11(8)                                                    7,350,000        7,542,938
------------------------------------------------------------------------------------------------------------------
 MeriStar Hospitality Operating Partnership/Finance Corp. II,
 10.50% Sr. Nts., 6/15/09(8)                                                           3,500,000        3,762,500
------------------------------------------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts.,
 Series B, 4/1/08(1)                                                                  17,590,000       17,721,925
                                                                                                   ---------------
                                                                                                       59,838,470







25   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 HEALTH CARE--1.0%
------------------------------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
 Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07         $        975,000   $    1,010,344
------------------------------------------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts., 8/1/11                       550,000          583,000
                                                                                                   ---------------
                                                                                                        1,593,344

------------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.8%
 aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10(1)                                         5,000,000        5,000,000
------------------------------------------------------------------------------------------------------------------
 Alliance Imaging, Inc., 10.375% Sr. Unsec. Sub. Nts., 4/15/11                         1,000,000        1,070,000
------------------------------------------------------------------------------------------------------------------
 DaVita, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 4/15/11                           2,000,000        2,347,500
------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                          3,550,000        3,576,625
------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]                   1,700,000          739,329
------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred
 Nts., 6/15/11                                                                         6,350,000        6,365,875
------------------------------------------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc., 10.375% Sr. Nts., 2/15/09(8)                           2,850,000        3,006,750
------------------------------------------------------------------------------------------------------------------
 Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08                             5,525,000        4,309,500
------------------------------------------------------------------------------------------------------------------
 Rotech Healthcare, Inc., 9.50% Sr. Sub. Nts., 4/1/12(8)                               4,600,000        4,772,500
------------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                2,000,000        2,185,714
------------------------------------------------------------------------------------------------------------------
 Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B, 5/1/09                        9,000,000        9,630,000
------------------------------------------------------------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12(8)                                    2,400,000        2,340,000
                                                                                                   ---------------
                                                                                                       45,343,793

------------------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--0.2%
 ICN Pharmaceuticals, Inc.:
 8.75% Sr. Unsec. Nts., 11/15/08                                                       5,500,000        6,428,125
 8.75% Sr. Unsec. Nts., 11/15/08                                                       4,100,000        4,791,875
                                                                                                   ---------------
                                                                                                       11,220,000

------------------------------------------------------------------------------------------------------------------
 INDUSTRIALS--4.9%
------------------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--0.5%
 Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                        2,400,000        2,568,000
------------------------------------------------------------------------------------------------------------------
 American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
 Series B, 10/15/08                                                                    6,700,000        6,398,500
------------------------------------------------------------------------------------------------------------------
 BE Aerospace, Inc.:
 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                   6,300,000        5,859,000
 9.50% Sr. Unsec. Sub. Nts., 11/1/08                                                   2,500,000        2,362,500
------------------------------------------------------------------------------------------------------------------
 Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                                 8,350,000        4,008,000
------------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06(3)                         1,650,000        1,031,250
------------------------------------------------------------------------------------------------------------------
 SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07               10,150,000        9,642,500
                                                                                                   ---------------
                                                                                                       31,869,750

------------------------------------------------------------------------------------------------------------------
 AIR FREIGHT & COURIERS--0.1%
 Atlas Air, Inc.:
 9.25% Sr. Nts., 4/15/08                                                               6,200,000        5,239,000
 9.375% Sr. Unsec. Nts., 11/15/06                                                      2,400,000        2,076,000
                                                                                                   ---------------
                                                                                                        7,315,000





26   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 AIRLINES--0.5%
 America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                           $     22,273,000   $   14,867,228
------------------------------------------------------------------------------------------------------------------
 Amtran, Inc.:
 9.625% Nts., 12/15/05                                                                 4,000,000        3,150,000
 10.50% Sr. Nts., 8/1/04                                                              11,800,000       10,236,500
                                                                                                   ---------------
                                                                                                       28,253,728

------------------------------------------------------------------------------------------------------------------
 BUILDING PRODUCTS--0.2%
 GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(8)                                        658,155          672,614
------------------------------------------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B, 9/1/07                                              8,250,000        8,538,750
 9.25% Sr. Nts., Series B, 3/15/07                                                     3,640,000        3,794,700
 9.875% Sr. Unsec. Sub. Nts., 6/15/11                                                  1,150,000        1,193,125
                                                                                                   ---------------
                                                                                                       14,199,189

------------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.4%
 Allied Waste North America, Inc.:
 8.50% Sr. Nts., 12/1/08(8)                                                           10,000,000       10,150,000
 8.875% Sr. Nts., Series B, 4/1/08                                                    15,600,000       16,029,000
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                           10,800,000       10,989,000
------------------------------------------------------------------------------------------------------------------
 American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(1,3,4)                3,462,000           51,930
------------------------------------------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                               2,500,000        2,687,500
------------------------------------------------------------------------------------------------------------------
 Coinmach Corp., 9% Sr. Nts., 2/1/10(8)                                                3,300,000        3,415,500
------------------------------------------------------------------------------------------------------------------
 Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06(1)                                        1,454,000        1,446,730
------------------------------------------------------------------------------------------------------------------
 Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                             2,920,000        1,533,000
------------------------------------------------------------------------------------------------------------------
 Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                            6,345,000        6,567,075
------------------------------------------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07(1)                 5,800,000        4,205,000
------------------------------------------------------------------------------------------------------------------
 Iron Mountain, Inc., 8.75% Sr. Sub. Nts., 9/30/09                                     9,000,000        9,405,000
------------------------------------------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09(1,3,4)                  5,300,000            6,625
------------------------------------------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                       7,050,000        7,014,750
------------------------------------------------------------------------------------------------------------------
 Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                     3,125,000        2,906,250
------------------------------------------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm Monitoring, Inc.,
 7.375% Sr. Unsec. Nts., 8/15/05                                                       5,150,000        4,351,750
------------------------------------------------------------------------------------------------------------------
 Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09(1,3,4)                            13,150,000            1,315
------------------------------------------------------------------------------------------------------------------
 World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09                          2,500,000        2,462,980
                                                                                                   ---------------
                                                                                                       83,223,405

------------------------------------------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.5%
 Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08                         2,000,000        1,930,000
------------------------------------------------------------------------------------------------------------------
 Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                                   7,800,000        7,771,826
------------------------------------------------------------------------------------------------------------------
 Integrated Electrical Services, Inc.:
 9.375% Sr. Sub. Nts., Series B, 2/1/09                                                2,000,000        1,850,000
 9.375% Sr. Sub. Nts., Series C, 2/1/09                                                3,500,000        3,237,500
------------------------------------------------------------------------------------------------------------------
 Spectrasite Holdings, Inc.:
 0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09(12)                                          2,100,000          588,000
 0%/12% Sr. Disc. Nts., 7/15/08(12)                                                   10,410,000        3,018,900
 0%/12.875% Sr. Unsec. Disc. Nts., Series B, 3/15/10(12)                               1,000,000          260,000





27   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING Continued
 URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09                              $     14,375,000   $   14,878,125
                                                                                                   ---------------
                                                                                                       33,534,351

------------------------------------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.1%
 Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09(1)                           4,500,000        4,612,500
------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.1%
 Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                 6,655,000        7,120,850
------------------------------------------------------------------------------------------------------------------
 MACHINERY--1.3%
 Actuant Corp., 13% Sr. Sub. Nts., 5/1/09(1)                                           1,982,500        2,269,963
------------------------------------------------------------------------------------------------------------------
 Agco Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                             9,900,000       10,741,500
------------------------------------------------------------------------------------------------------------------
 Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                    1,050,000          740,250
------------------------------------------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07(3,4)                                       10,550,000        1,635,250
------------------------------------------------------------------------------------------------------------------
 International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                7,835,000        6,659,750
------------------------------------------------------------------------------------------------------------------
 Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                    2,900,000        1,696,500
------------------------------------------------------------------------------------------------------------------
 Joy Global, Inc, 8.75% Sr. Sub. Nts., 3/15/12(8)                                      1,700,000        1,763,750
------------------------------------------------------------------------------------------------------------------
 Keystone Consolidated Industries, Inc., 9.625% Sr. Sec. Nts., 8/1/07(1,3,4)           5,700,000          883,500
------------------------------------------------------------------------------------------------------------------
 Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(12)                      10,600,000        4,505,000
------------------------------------------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                9,595,000        8,587,525
------------------------------------------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts.,
 Series B, 6/15/07                                                                    10,400,000        9,464,000
------------------------------------------------------------------------------------------------------------------
 Terex Corp.:
 8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                   1,400,000        1,445,500
 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                         5,100,000        5,265,750
 9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                   4,000,000        4,180,000
 10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                       10,000,000       10,875,000
------------------------------------------------------------------------------------------------------------------
 Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09(8)                                      4,000,000        4,010,000
                                                                                                   ---------------
                                                                                                       74,723,238

------------------------------------------------------------------------------------------------------------------
 MARINE--0.2%
 Millenium Seacarriers, Inc., Units (each unit consists of
 $1,000 principal amount of 12%, first priority ship mtg. sr. sec. nts.,
 7/15/05 and one warrant to purchase five shares of common stock)(1,3,4,14)            5,400,000        3,186,000
------------------------------------------------------------------------------------------------------------------
 Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
 6/30/07(8)                                                                           11,650,000        5,417,250
------------------------------------------------------------------------------------------------------------------
 Statia Terminals International NV/Statia Terminals (Canada), Inc.,
 11.75% First Mtg. Nts., Series B, 11/15/03(1)                                         1,775,000        1,837,125
------------------------------------------------------------------------------------------------------------------
 Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                       2,000,000        2,110,000
                                                                                                   ---------------
                                                                                                       12,550,375

------------------------------------------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--0.0%
 Cambridge Industries, Inc., Liquidating Trust Interest Nts., 7/15/07                  5,189,534               --





28   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--1.4%
 COMMUNICATIONS EQUIPMENT--0.2%
 Avaya, Inc., 11.125% Sr. Sec. Nts., 4/1/09                                     $      4,600,000   $    4,531,000
------------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(1,3,4,12)          21,148,000           26,435
------------------------------------------------------------------------------------------------------------------
 Lucent Technologies, Inc.:
 5.50% Unsec. Unsub. Nts., 11/15/08                                                      400,000          290,000
 7.25% Unsec. Unsub. Nts., 7/15/06                                                     1,200,000          990,000
------------------------------------------------------------------------------------------------------------------
 OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05(1,3,4)                                   5,675,000        2,752,375
                                                                                                   ---------------
                                                                                                        8,589,810

------------------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
 Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                   4,250,000        4,590,000
------------------------------------------------------------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                              5,500,000        5,823,125
                                                                                                   ---------------
                                                                                                       10,413,125

------------------------------------------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.1%
 Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(1)                                        8,100,000        2,470,500
------------------------------------------------------------------------------------------------------------------
 Exodus Communications, Inc.:
 10.75% Sr. Nts., 12/15/09(3,4) [EUR]                                                  2,500,000          410,301
 10.75% Sr. Unsec. Sub. Nts., 12/15/09(1,3,4)                                          8,500,000        1,785,000
------------------------------------------------------------------------------------------------------------------
 FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(1,3,12)               5,700,000          598,500
------------------------------------------------------------------------------------------------------------------
 Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10(3,4)                                     4,400,000          660,000
                                                                                                   ---------------
                                                                                                        5,924,301

------------------------------------------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--0.3%
 Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts.,
 Series B, 5/1/09                                                                      6,400,000        3,232,000
------------------------------------------------------------------------------------------------------------------
 ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts.,
 Series B, 8/1/09                                                                      4,000,000        4,240,000
------------------------------------------------------------------------------------------------------------------
 Communications & Power Industries, Inc., 12% Sr. Sub. Nts.,
 Series B, 8/1/05(1)                                                                  12,553,000        9,163,690
                                                                                                   ---------------
                                                                                                       16,635,690

------------------------------------------------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.0%
 ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06                                     1,430,000        1,194,050
------------------------------------------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.6%
 Amkor Technology, Inc.:
 9.25% Sr. Unsec. Nts., 5/1/06                                                         3,400,000        3,391,500
 9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                   7,000,000        6,965,000
------------------------------------------------------------------------------------------------------------------
 Fairchild Semiconductor Corp.:
 10.375% Sr. Unsec. Nts., 10/1/07                                                     10,500,000       11,235,000
 10.50% Sr. Unsec. Sub. Nts., 2/1/09                                                   2,075,000        2,298,062
------------------------------------------------------------------------------------------------------------------
 Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05                                    14,000,000       12,880,000
                                                                                                   ---------------
                                                                                                       36,769,562

------------------------------------------------------------------------------------------------------------------
 SOFTWARE--0.0%
 Parametric RE Ltd., 6.49% Nts., 11/19/07(2,8)                                         2,400,000        2,372,640






29   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 MATERIALS--3.5%
------------------------------------------------------------------------------------------------------------------
 CHEMICALS--1.1%
 Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                  $      7,500,000   $    7,837,500
------------------------------------------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07(1)                         1,700,000          782,000
------------------------------------------------------------------------------------------------------------------
 Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11(8)                           2,200,000        2,329,250
------------------------------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc:
 10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                  1,000,000          925,000
 Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09(9)                               25,140,000        6,536,400
------------------------------------------------------------------------------------------------------------------
 Huntsman International LLC, 9.875% Sr. Nts., 3/1/09(8)                                1,700,000        1,734,000
------------------------------------------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Bonds, 12/15/09(8)                                        4,500,000        4,691,250
------------------------------------------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sec. Nts., 12/15/08(8)                                                          3,000,000        3,060,000
 9.625% Sr. Sec. Nts., Series A, 5/1/07                                                  800,000          822,000
 9.875% Sec. Nts., Series B, 5/1/07                                                    9,275,000        9,483,687
 10.875% Sr. Sub. Nts., 5/1/09                                                         1,000,000          982,500
------------------------------------------------------------------------------------------------------------------
 NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                   6,372,000        6,467,580
------------------------------------------------------------------------------------------------------------------
 Noveon, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 2/28/11                             4,500,000        4,792,500
------------------------------------------------------------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11(8)                                      4,000,000        4,180,000
------------------------------------------------------------------------------------------------------------------
 PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08(1)                                  2,557,668        1,918,251
------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc., 5.381% Sr. Sec. Nts., 12/31/06(1,2)                                 852,553          622,364
------------------------------------------------------------------------------------------------------------------
 Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09                                   2,000,000        1,310,000
------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 11.75% Sr. Unsec. Sub. Nts., 8/15/06(1,3,4)                                           7,915,000          989,375
 12.375% Sr. Sec. Nts., Series B, 7/15/06(3,4)                                         5,085,000        4,322,250
------------------------------------------------------------------------------------------------------------------
 Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03                                    5,000,000        5,075,000
                                                                                                   ---------------
                                                                                                       68,860,907

------------------------------------------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.0%
 Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09(3,4)                    4,300,000          645,000
------------------------------------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--0.8%
 Ball Corp.:
 7.75% Sr. Unsec. Nts., 8/1/06                                                         2,300,000        2,380,500
 8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                    3,300,000        3,452,625
------------------------------------------------------------------------------------------------------------------
 Graphic Packaging Corp., 8.625% Sr. Sub. Nts., 2/15/12(8)                             2,500,000        2,606,250
 Owens-Brockway Glass Container, Inc., 8.875% Sr. Sec. Nts., 2/15/09(8)                3,000,000        3,075,000
 Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                       4,800,000        5,244,000
------------------------------------------------------------------------------------------------------------------
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07                                                      10,640,000       11,331,600
 10.875% Sr. Sub. Nts., 4/1/08                                                         8,280,000        8,631,900
------------------------------------------------------------------------------------------------------------------
 Stone Container Corp.:
 9.25% Sr. Unsec. Nts., 2/1/08                                                         4,500,000        4,837,500
 9.75% Sr. Unsec. Nts., 2/1/11                                                         7,500,000        8,137,500
                                                                                                   ---------------
                                                                                                       49,696,875

------------------------------------------------------------------------------------------------------------------
 METALS & MINING--0.8%
 AK Steel Corp., 7.875% Sr. Unsec. Nts., 2/15/09                                       4,425,000        4,480,312
------------------------------------------------------------------------------------------------------------------
 Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts., 9/15/09                   1,050,000        1,004,063





30   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 METALS & MINING Continued
 California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09     $      3,000,000   $    3,015,000
------------------------------------------------------------------------------------------------------------------
 Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07(3,4)                         7,025,000          386,375
------------------------------------------------------------------------------------------------------------------
 Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                                   7,750,000        8,215,000
------------------------------------------------------------------------------------------------------------------
 Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                     7,675,937        4,643,942
------------------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08                  1,586,000          317,200
------------------------------------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp.:
 10.875% Sr. Nts., Series B, 10/15/06(3,4)                                             4,500,000        3,330,000
 12.75% Sr. Sub. Nts., 2/1/03(3,4)                                                    12,650,000        2,719,750
------------------------------------------------------------------------------------------------------------------
 National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09(3,4)                 17,000,000        3,506,250
------------------------------------------------------------------------------------------------------------------
 P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                      8,912,000        9,535,840
------------------------------------------------------------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09(8)                                      2,600,000        2,717,000
------------------------------------------------------------------------------------------------------------------
 United States Steel LLC, 10.75% Sr. Nts., 8/1/08                                      6,300,000        6,331,500
                                                                                                   ---------------
                                                                                                       50,202,232

------------------------------------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.8%
 Ainsworth Lumber Co. Ltd.:
 12.50% Sr. Nts., 7/15/07(15)                                                          6,850,000        7,363,750
 13.875% Sr. Sec. Nts., 7/15/07(8)                                                     4,000,000        4,460,000
------------------------------------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04(3)                                    15,250,000        3,126,250
------------------------------------------------------------------------------------------------------------------
 Domtar, Inc., 10.85% Debs., 8/5/17 [CAD]                                              1,700,000        1,260,455
------------------------------------------------------------------------------------------------------------------
 Fort James Corp., 6.875% Sr. Nts., 9/15/07                                            2,500,000        2,347,047
------------------------------------------------------------------------------------------------------------------
 Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11                               12,875,000       12,589,085
------------------------------------------------------------------------------------------------------------------
 Louisiana-Pacific Corp., 10.875% Sr. Sub. Nts., 11/15/08                              3,000,000        3,247,500
------------------------------------------------------------------------------------------------------------------
 PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/02(1,3,4)                             4,025,000          171,063
------------------------------------------------------------------------------------------------------------------
 Repap New Brunswick, Inc., 9%, First Priority Sr. Sec. Nts., 6/1/04                   3,775,000        3,996,781
------------------------------------------------------------------------------------------------------------------
 Tembec Finance Corp., 9.875% Sr. Nts., 9/30/05                                        1,000,000        1,032,920
------------------------------------------------------------------------------------------------------------------
 Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                      4,500,000        4,426,875
------------------------------------------------------------------------------------------------------------------
 U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                    5,000,000        3,325,000
                                                                                                   ---------------
                                                                                                       47,346,726

------------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--4.7%
------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
 360networks, Inc.:
 13% Sr. Unsec. Nts., 5/1/08(1,3,4) [EUR]                                              1,900,000              166
 13% Sr. Unsec. Nts., 5/1/08(1,3,4)                                                    1,100,000              110
------------------------------------------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07(3)                      2,490,000           62,250
------------------------------------------------------------------------------------------------------------------
 Allegiance Telecom, Inc., 0%/11.75% Sr. Unsec. Disc. Nts.,
 Series B, 2/15/08(12)                                                                 7,850,000        2,394,250
------------------------------------------------------------------------------------------------------------------
 American Tower Corp., 9.375% Sr. Nts., 2/1/09                                         9,400,000        7,003,000
------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts., 3/15/10(1,3,4)                                      6,350,000          158,750
------------------------------------------------------------------------------------------------------------------
 COLT Telecom Group plc, 12% Sr. Unsec. Disc. Nts., 12/15/06                           4,000,000        2,900,000
------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07(3,4)                       4,085,000          531,050
------------------------------------------------------------------------------------------------------------------
 FLAG Telecom Holdings Ltd.:
 11.625% Sr. Nts., 3/30/10(3) [EUR]                                                    2,375,000          331,512
 11.625% Sr. Unsec. Nts., 3/30/10(3)                                                   1,000,000          165,000





31   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES Continued
 Focal Communications Corp.:
 0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(12)                                       $ 2,150,000      $   397,750
 11.875% Sr. Unsec. Nts., Series B, 1/15/10(1)                                         1,090,000          310,650
------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc., 13.75% Sr. Nts., 6/15/11(8)                                        2,000,000        1,560,000
------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc.:
 0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(12)                                        9,980,000        7,834,300
 8.875% Sr. Nts., 11/1/07                                                              4,000,000        3,520,000
------------------------------------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(12)             30,941,000        1,392,345
------------------------------------------------------------------------------------------------------------------
 KPNQwest NV, 2.50% Cv. Sr. Unsec. Nts., 3/15/12(1)                                      811,000          204,372
------------------------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08(12)                                                30,000,000        7,800,000
 0%/12.875% Sr. Unsec. Disc. Nts., 3/15/10(12)                                         3,700,000          758,500
 11% Sr. Unsec. Nts., 3/15/08(1)                                                       2,375,000        1,140,000
------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc., 0%/10.50% Sr. Disc. Nts., 3/1/07(3,4)                                2,000,000          480,000
------------------------------------------------------------------------------------------------------------------
 Metromedia Fiber Network, Inc.:
 10% Sr. Unsec. Nts., Series B, 11/15/08(3)                                           10,100,000          757,500
 10% Sr. Nts., 12/15/09(3)                                                             3,650,000          273,750
------------------------------------------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10(3)                       6,400,000        1,504,000
------------------------------------------------------------------------------------------------------------------
 Ntelos, Inc., 13% Sr. Nts., 8/15/10(1)                                                8,000,000        5,000,000
------------------------------------------------------------------------------------------------------------------
 NTL Communications Corp.:
 0%/9.75% Sr. Unsec. Nts., Series B, 4/15/09(3,4,12) [GBP]                            24,000,000       10,081,920
 9.875% Sr. Unsec. Nts., Series B, 11/15/09(3) [EUR]                                   6,000,000        1,655,379
------------------------------------------------------------------------------------------------------------------
 NTL, Inc., 0%/10.75% Sr. Unsec. Unsub. Nts., Series B,
 4/1/08(1,3,4,12) [GBP]                                                                1,750,000          710,220
------------------------------------------------------------------------------------------------------------------
 Orion Network Systems, Inc., 12.50% Sr. Disc. Nts., 1/15/07                          11,975,000        6,343,819
------------------------------------------------------------------------------------------------------------------
 PanAmSat Corp., 8.50% Sr. Nts., 2/1/12(8)                                             8,800,000        8,800,000
------------------------------------------------------------------------------------------------------------------
 Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(12)                    6,100,000        1,555,500
------------------------------------------------------------------------------------------------------------------
 RCN Corp.:
 0%/9.80% Sr. Disc. Nts., Series B, 2/15/08(1,12)                                        823,000          152,255
 10.125% Sr. Unsec. Nts., 1/15/10                                                      3,392,000          881,920
------------------------------------------------------------------------------------------------------------------
 Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B,
 2/15/10(1,3,4)                                                                        9,000,000          630,000
------------------------------------------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07(1,3,4)                                       4,835,000              483
------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75%
 Sr. Nts., 7/15/08                                                                     2,250,000        1,563,750
------------------------------------------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08(1,3,4)                                    9,480,000           71,100
------------------------------------------------------------------------------------------------------------------
 Williams Communications Group, Inc., 11.875% Sr. Unsec. Nts., 8/1/10(3)               2,500,000          362,500
------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc.:
 0%/9.45% Sr. Unsec. Disc. Nts., 4/15/08(3,4,12)                                       2,750,000          302,500
 0%/12.25% Sr. Unsec. Disc. Nts., 6/1/09(3,4,12)                                       1,400,000          140,000
 9% Sr. Unsec. Nts., 3/15/08(3)                                                        8,150,000        1,059,500
 9.625% Sr. Nts., 10/1/07(3)                                                           9,983,000        1,297,790
 10.75% Sr. Unsec. Nts., 11/15/08(3)                                                   5,200,000          676,000
                                                                                                   ---------------
                                                                                                       82,763,891







32   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--3.3%
 Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11                         $      6,800,000   $    5,610,000
------------------------------------------------------------------------------------------------------------------
 American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09                               10,650,000        7,881,000
------------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11(12)                                               10,600,000        6,254,000
 0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(12)                                       14,510,000       12,551,150
 9% Sr. Nts., 5/15/11                                                                  1,700,000        1,402,500
 9.375% Sr. Nts., 8/1/11                                                                 700,000          593,250
 9.50% Sr. Nts., 8/1/11                                                                2,000,000        1,710,000
------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., 10.875% Sr. Unsec. Nts., 7/1/10                          2,000,000        1,930,000
------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc., 0%/14% Sr. Unsec. Sub. Nts., 10/1/10(12)                           8,200,000        2,993,000
------------------------------------------------------------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10(12)                                 6,600,000        3,663,000
------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10(12)                                          5,400,000        1,701,000
 12.50% Sr. Nts., 4/15/10                                                              6,700,000        4,254,500
------------------------------------------------------------------------------------------------------------------
 Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07(1,3,4)                                7,470,000           93,375
------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 0%/11.125% Sr. Disc. Nts., Series B, 10/15/07(12) [CAD]                              10,355,000        3,261,494
 0%/12% Sr. Unsec. Disc. Nts., 6/1/09(12)                                              9,000,000        3,015,000
------------------------------------------------------------------------------------------------------------------
 Millicom International Cellular SA, 13.50% Sr. Disc. Nts., 6/1/06                     8,715,000        4,749,675
------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 0%/9.95% Sr. Disc. Nts., 2/15/08(12)                                                 14,350,000        8,574,125
 0%/10.65% Sr. Disc. Nts., 9/15/07(12)                                                 1,400,000          934,500
 9.375% Sr. Unsec. Nts., 11/15/09                                                      6,600,000        4,405,500
 12% Sr. Unsec. Nts., 11/1/08                                                          2,950,000        2,249,375
------------------------------------------------------------------------------------------------------------------
 Nextel Partners, Inc., 11% Sr. Unsec. Nts., 3/15/10                                   2,200,000        1,391,500
------------------------------------------------------------------------------------------------------------------
 Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(8)                                         14,950,000       16,744,000
------------------------------------------------------------------------------------------------------------------
 Orbcomm Global LP (Escrow), 8/15/04                                                  15,930,000               --
------------------------------------------------------------------------------------------------------------------
 Price Communications Wireless, Inc.:
 9.125% Sr. Sec. Nts., Series B, 12/15/06                                              5,125,000        5,355,625
 11.75% Sr. Sub. Nts., 7/15/07                                                         8,615,000        9,239,587
------------------------------------------------------------------------------------------------------------------
 Real Time Data Co., 13% Disc. Nts., 5/31/09(1,3,4,15)                                 8,836,185        2,385,770
------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp.:
 9.625% Sr. Sub. Nts., Series B, 5/15/08                                               6,000,000        5,010,000
 9.75% Sr. Sub. Nts., 1/15/10(8)                                                       1,750,000        1,452,500
------------------------------------------------------------------------------------------------------------------
 SBA Communications Corp.:
 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(12)                                             25,795,000       15,605,975
 10.25% Sr. Unsec. Nts., 2/1/09                                                       10,900,000        7,548,250
------------------------------------------------------------------------------------------------------------------
 Sprint Capital Corp., 8.375% Nts., 3/15/12(8)                                         8,050,000        7,940,311
------------------------------------------------------------------------------------------------------------------
 TeleCorp PCS, Inc.:
 0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(12)                                    3,650,000        3,230,250
 10.625% Sr. Unsec. Sub. Nts., 7/15/10                                                 6,400,000        7,216,000
------------------------------------------------------------------------------------------------------------------
 Tritel PCS, Inc.:
 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(12)                                     4,600,000        4,071,000
 10.375% Sr. Sub. Nts., 1/15/11                                                        7,000,000        7,910,000
------------------------------------------------------------------------------------------------------------------
 Triton PCS, Inc.:
 0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(12)                                         1,000,000          877,500
 8.75% Sr. Unsec. Sub. Nts., 11/15/11                                                  1,000,000          935,000
 9.375% Sr. Unsec. Sub. Nts., 2/1/11                                                   2,700,000        2,585,250





33   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES Continued
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts.,
 Series B, 11/1/09(12)                                                          $     10,300,000   $    6,849,500
------------------------------------------------------------------------------------------------------------------
 USA Mobile Communications, Inc. II, 14% Sr. Nts., 11/1/04(1,3,4)                      5,885,000          397,237
 VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                        16,238,000       17,618,230
                                                                                                   ---------------
                                                                                                      202,189,929

------------------------------------------------------------------------------------------------------------------
 UTILITIES--1.8%
------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--1.4%
 AES Corp. (The):
 8.75% Sr. Unsec. Unsub. Nts., 6/15/08                                                 3,450,000        2,673,750
 8.875% Sr. Unsec. Nts., 2/15/11                                                       5,000,000        3,825,000
 9.50% Sr. Unsec. Nts., 6/1/09                                                         1,000,000          785,000
------------------------------------------------------------------------------------------------------------------
 AES Drax Energy Ltd., 11.25% Sr. Sec. Sub. Bonds, 8/30/10 [GBP]                       2,400,000        1,418,304
------------------------------------------------------------------------------------------------------------------
 AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B, 12/31/20                 7,000,000        5,285,000
------------------------------------------------------------------------------------------------------------------
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09                 3,000,000        3,112,500
------------------------------------------------------------------------------------------------------------------
 Calpine Corp.:
 8.50% Sr. Unsec. Nts., 2/15/11                                                       26,450,000       21,130,111
 8.75% Sr. Nts., 7/15/07                                                               2,600,000        2,030,382
------------------------------------------------------------------------------------------------------------------
 Central Termica Guemes SA, 2.48% Unsec. Unsub. Bonds, 9/26/10(1)                      5,422,500          298,237
------------------------------------------------------------------------------------------------------------------
 CMS Energy Corp.:
 8.50% Sr. Nts., 4/15/11                                                               2,500,000        2,592,385
 9.875% Sr. Unsec. Nts., 10/15/07                                                      4,500,000        4,888,773
------------------------------------------------------------------------------------------------------------------
 El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                    4,000,000        4,445,952
------------------------------------------------------------------------------------------------------------------
 ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09 [EUR]                 2,500,000        2,519,055
------------------------------------------------------------------------------------------------------------------
 Fuji JGB Investment LLC, 9.87% Non-Cum. Bonds, Series A, 12/31/49(2)                  3,447,000        2,818,836
------------------------------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts.,
 7/1/09 [EUR]                                                                         10,500,000        8,083,877
------------------------------------------------------------------------------------------------------------------
 IBJ Preferred Capital Co. (The) LLC, 8.79% Non-Cum. Bonds,
 Series A, 12/29/49(2)                                                                 2,120,000        1,634,238
------------------------------------------------------------------------------------------------------------------
 KPNQwest BV, 8.875% Sr. Nts., 2/1/08 [EUR]                                            5,250,000        1,145,025
------------------------------------------------------------------------------------------------------------------
 Messer Griesheim Holding AG, 10.375% Sr. Nts., 6/1/11 [EUR]                           3,000,000        2,833,119
------------------------------------------------------------------------------------------------------------------
 Mission Energy Holding Co., 13.50% Sr. Sec. Nts., 7/15/08                             1,000,000        1,092,500
------------------------------------------------------------------------------------------------------------------
 PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06(3,4) [EUR]                              6,150,000          476,167
------------------------------------------------------------------------------------------------------------------
 SBS Agro Finance BV, 10.25% Bonds, 7/21/00(1,3,4)                                    14,961,000          710,648
------------------------------------------------------------------------------------------------------------------
 Tele1 Europe BV:
 11.875% Sr. Nts., 12/1/09 [EUR]                                                       3,800,000          538,707
 13% Sr. Unsec. Nts., 5/15/09 [EUR]                                                    5,000,000          730,635
------------------------------------------------------------------------------------------------------------------
 Telewest Communications plc, 0%/9.875% Sr. Disc. Nts., 4/15/09(12) [GBP]             10,500,000        5,307,960
------------------------------------------------------------------------------------------------------------------
 United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11(1) [GBP]                   4,000,000        6,521,920
                                                                                                   ---------------
                                                                                                       86,898,081

------------------------------------------------------------------------------------------------------------------
 MULTI-UTILITIES--0.1%
 Dynegy Holdings, Inc., 8.75% Sr. Nts., 2/15/12                                        5,000,000        5,241,310





34   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 WATER UTILITIES--0.3%
 Azurix Corp.:
 10.375% Sr. Unsec. Nts., Series B, 2/15/07                                     $      2,350,000   $    2,079,750
 10.375% Sr. Unsec. Nts., Series L, 2/15/07 [GBP]                                      6,100,000        7,644,032
 10.75% Sr. Unsec. Nts., Series B, 2/15/10                                             9,536,000        8,439,360
                                                                                                   ---------------
                                                                                                       18,163,142
                                                                                                   ---------------
 Total Corporate Bonds and Notes (Cost $2,750,605,111)                                              2,199,618,306

                                                                                          SHARES
==================================================================================================================
 PREFERRED STOCKS--1.6%
------------------------------------------------------------------------------------------------------------------
 AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(1,15)                              317,185            3,172
------------------------------------------------------------------------------------------------------------------
 BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26(1)                     10,050,000        9,622,875
------------------------------------------------------------------------------------------------------------------
 CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B, Non-Vtg                                   278,000        3,794,700
------------------------------------------------------------------------------------------------------------------
 Crown American Realty Trust, 11% Cum., Series A, Non-Vtg                                 49,500        2,673,000
------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 11.125% Cum., Series M, Non-Vtg.(5)                                  85,396        8,774,439
------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg.(1,4)                                255,000        7,745,625
------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp.:
 12.25% Sr. Exchangeable, Non-Vtg.(5)                                                     13,661       11,099,562
 13% Sr. Exchangeable, Non-Vtg.(5)                                                        11,639       10,067,735
------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(1,4,15)                    11,718            1,172
------------------------------------------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
 Series B, Non-Vtg.(1,4)                                                                  39,000          438,750
------------------------------------------------------------------------------------------------------------------
 Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.(1)                                    339,952           88,388
------------------------------------------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg.(1,15)                   21,050               --
------------------------------------------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(1,4,15)                                 5,771               87
------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 13.50% Exchangeable, Series B(1,5)                       3,002        2,454,135
------------------------------------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable,
 Non-Vtg.(1,4,15)                                                                         96,993           12,124
------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc., 11.125% Exchangeable, Series E,
 Non-Vtg.(1,5)                                                                             4,498        1,585,545
------------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable,
 Non-Vtg.(1,15)                                                                            1,190       10,977,750
------------------------------------------------------------------------------------------------------------------
 Premcor USA, Inc., 11.50% Cum. Sr., Non-Vtg.(1,15)                                        4,141        2,702,002
------------------------------------------------------------------------------------------------------------------
 PRIMEDIA, Inc., 8.625% Exchangeable, Series H, Non-Vtg                                  163,566        7,401,361
------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(5)                            20,747        9,388,018
------------------------------------------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A(1)                        57,800        6,372,450
------------------------------------------------------------------------------------------------------------------
 Supermarkets General Holdings Corp., $3.52 Exchangeable(1,4,15)                         200,000              200
------------------------------------------------------------------------------------------------------------------
 World Access, Inc., Cv. Sr., Series D, Non-Vtg.(1,4)                                      3,010            3,010
                                                                                                   ---------------
 Total Preferred Stocks (Cost $179,763,688)                                                            95,206,100

==================================================================================================================
 COMMON STOCKS--0.3%
------------------------------------------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc.(4)                                                      6,272              251
------------------------------------------------------------------------------------------------------------------
 Aurora Foods, Inc.(1,4)                                                                  48,704          102,035
------------------------------------------------------------------------------------------------------------------
 Celcaribe SA(1,4)                                                                     1,658,520           16,585
------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.(4)                                                            1,041,582        8,061,845






35   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                                     MARKET VALUE
                                                                                          SHARES       SEE NOTE 1
==================================================================================================================
 COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.(1,4)                                                            200,000       $1,548,000
------------------------------------------------------------------------------------------------------------------
 Chiquita Brands International, Inc.(4)                                                   88,293        1,456,834
------------------------------------------------------------------------------------------------------------------
 Contour Energy Co.(4)                                                                   477,300          295,926
------------------------------------------------------------------------------------------------------------------
 Covad Communications Group, Inc.(4)                                                     168,383          383,913
------------------------------------------------------------------------------------------------------------------
 CRIIMI MAE, Inc.(4)                                                                     325,735        1,156,359
------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc.(1)                                                            6,475               --
------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc., Series B (Escrowed)(1,4)                                       625               --
------------------------------------------------------------------------------------------------------------------
 Grove Investors, Inc.(4)                                                                 50,444               --
------------------------------------------------------------------------------------------------------------------
 GST Telecommunications, Inc.(1,4)                                                       200,000              400
------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd.(4)                                               276,705          830,115
------------------------------------------------------------------------------------------------------------------
 Ladish Co., Inc.(4)                                                                      30,000          334,500
------------------------------------------------------------------------------------------------------------------
 OpTel, Inc., Non-Vtg.(1)                                                                 11,560              116
------------------------------------------------------------------------------------------------------------------
 Orbital Sciences Corp.(4)                                                                81,123          425,084
------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc.(4)                                                                   165,394          475,508
------------------------------------------------------------------------------------------------------------------
 Premier Holdings Ltd.(1,4)                                                              799,833               --
------------------------------------------------------------------------------------------------------------------
 Southern Pacific Funding Corp., Liquidating Trust(1,4)                                7,946,502               --
------------------------------------------------------------------------------------------------------------------
 Walter Industries, Inc.                                                                  60,000          790,200
------------------------------------------------------------------------------------------------------------------
 Wilshire Financial Services Group, Inc.(4)                                              560,000        1,293,600
------------------------------------------------------------------------------------------------------------------
 WRC Media Corp.(1,4)                                                                     15,559              156
                                                                                                   ---------------
 Total Common Stocks (Cost $41,722,923)                                                                17,171,427

                                                                                          UNITS
==================================================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--0.9%
------------------------------------------------------------------------------------------------------------------
 ASAT Finance LLC Wts., Exp. 11/1/06(1,4)                                                  2,200            6,600
------------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc. Wts., Exp. 10/1/07(1,4)                                       13,893              139
------------------------------------------------------------------------------------------------------------------
 Charles River Laboratories International, Inc. Wts., Exp. 10/1/09(1,4)                    5,950        1,100,750
------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 1/23/03(1,4)                                                                       128,644               --
 Exp. 1/23/03(1,4)                                                                        64,350               --
 Exp. 9/1/04(1,3)                                                                        189,000               --
 Exp. 5/1/05(1,4)                                                                        146,364               --
------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10(1,4)                                                    6,350               63
------------------------------------------------------------------------------------------------------------------
 Comunicacion Celular SA Wts., Exp. 11/15/03(1,4)                                          8,109              162
------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07(1,4)                                         4,650               46
------------------------------------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08(1,4)                                    18,300              183
------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05(1,4)                                      5,225               52
------------------------------------------------------------------------------------------------------------------
 Equinix, Inc. Wts., Exp. 12/1/07(1,4)                                                     8,100          163,012
------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc. Wts., Exp. 7/15/05(1,4)                                     690,000               --
------------------------------------------------------------------------------------------------------------------
 Golden State Bancorp, Inc. Litigation Wts.(4)                                            48,080           62,504
------------------------------------------------------------------------------------------------------------------
 Grand Union Co. Wts., Exp. 8/17/03(1,4)                                                  11,563               23
------------------------------------------------------------------------------------------------------------------
 Grove Investors, Inc., Tranche A Wts., Exp. 9/14/08(4)                                   14,012               --
------------------------------------------------------------------------------------------------------------------
 Grove Investors, Inc., Tranche B Wts., Exp. 9/14/08(4)                                   14,012               --





36   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                     MARKET VALUE
                                                                                           UNITS       SEE NOTE 1
==================================================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES Continued
------------------------------------------------------------------------------------------------------------------
 HF Holdings, Inc. Wts., Exp. 9/27/09(1,4)                                                34,425   $        3,442
------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10(1,4)                                                11,000          331,375
------------------------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05(1,4)                                         46,860              469
------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06(4)                                                                          69,399            2,082
 Exp. 5/16/06(4)                                                                             103               12
------------------------------------------------------------------------------------------------------------------
 Imperial Credit Industries, Inc. Wts., Exp. 1/31/08(1,4)                                 86,946               --
------------------------------------------------------------------------------------------------------------------
 In-Flight Phone Corp. Wts., Exp. 8/31/02(1,4)                                            13,050               --
------------------------------------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07(1,4)                                                     7,780               78
------------------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc. Wts., Exp. 2/1/03(1,4)                             1,090               --
------------------------------------------------------------------------------------------------------------------
 Internet Commerce & Communications, Inc. Wts., Exp. 7/3/03(4,8)                          55,000               --
------------------------------------------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10(1,4)                                                        6,600           66,825
------------------------------------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(1,4)                                       23,200            1,160
------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10(1,4)                                 6,700          268,837
------------------------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08(1,4)                                 4,160                2
------------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07(1,4)                                 6,250               63
------------------------------------------------------------------------------------------------------------------
 Mexico Value Rts., Exp. 6/30/03(4)                                                      301,615              114
------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(4,8)                                29,300           82,919
------------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(1,4)                                       5,800               58
------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co. Wts., Exp. 6/5/03(4)                                 4,628,772       51,038,229
------------------------------------------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10(1,4)                                                      8,000           34,000
------------------------------------------------------------------------------------------------------------------
 Occidente y Caribe Celular SA Wts., Exp. 3/15/04(1,4)                                    21,600              216
------------------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc. Wts., Exp. 6/1/06
 (cv. into Metromedia International Group, Inc.)(1,4)                                     16,650              167
------------------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc., 14% Sr. Disc. Nts. Wts., Exp. 3/31/03
 (cv. into Metromedia International Group, Inc.)(1,4)                                     16,650              167
------------------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc., 9% Cv. Sub. Nts. Wts., Exp. 3/31/03
 (cv. into Metromedia International Group, Inc.)(1,4)                                      1,500               15
------------------------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts.:
 Exp. 11/1/03(1,4)                                                                       182,000               --
 Exp. 6/30/05(1,4)                                                                        13,440               13
------------------------------------------------------------------------------------------------------------------
 Real Time Data Co. Wts., Exp. 5/31/04(1,4)                                            2,251,489               --
------------------------------------------------------------------------------------------------------------------
 Republic Technologies International LLC Wts., Exp. 7/15/09(1,4)                           4,900               49
------------------------------------------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10(1,4)                                                    18,175              182
------------------------------------------------------------------------------------------------------------------
 Telus Corp. Wts., Exp. 9/15/05(1,4)                                                      12,147           78,956
------------------------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
 Exp. 4/15/20(1,4)                                                                        18,600               --
------------------------------------------------------------------------------------------------------------------
 Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08(1,4)                                      7,000            3,535
                                                                                                   ---------------
 Total Rights, Warrants and Certificates (Cost $54,434,563)                                            53,246,499





37   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
==================================================================================================================
 STRUCTURED NOTES--4.3%
------------------------------------------------------------------------------------------------------------------
 Bank of America, Brazilian Real Linked Nts., 1.70%, 2/1/05(2)                  $     25,550,000   $   28,299,180
------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (Nassau Branch), US
 Dollar/Philippine Peso Linked Nts., 12.50%, 3/15/12 [PHP]                           804,270,000       15,234,154
------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (New York Branch), Russian Obligatzii
 Federal'nogo Zaima Linked Nts.:
 Series 27005, 14.841%, 10/9/02(1,2) [RUR]                                           333,627,470       10,210,617
 Series 27005, 14.841%, 10/9/02(1,2) [RUR]                                            10,781,020          329,951
 Series 27006, 14.841%, 1/22/03(1,2) [RUR]                                           176,366,390        5,292,407
 Series 27006, 14.841%, 1/22/03(1,2) [RUR]                                            10,781,020          323,517
 Series 27007, 14.841%, 2/5/03(1,2) [RUR]                                            273,490,060        8,210,406
 Series 27007, 14.841%, 2/5/03(1,2) [RUR]                                             10,781,020          323,655
 Series 27008, 14.841%, 5/21/03(1,2) [RUR]                                           116,856,260        3,460,880
 Series 27008, 14.841%, 5/21/03(1,2) [RUR]                                            10,781,020          319,297
 Series 27009, 14.841%, 6/4/03(1,2) [RUR]                                            133,795,850        3,954,415
 Series 27009, 14.841%, 6/4/03(1,2) [RUR]                                             10,781,020          318,639
 Series 27009, 14.841%, 6/4/03(1,2) [RUR]                                             95,614,902        2,825,955
 Series 27010, 14.841%, 9/17/03(1,2) [RUR]                                            72,157,470        2,106,030
 Series 27010, 14.841%, 9/17/03(1,2) [RUR]                                            10,781,020          314,661
 Series 27011, 14.841%, 10/8/03(1,2) [RUR]                                           131,512,500        3,797,468
 Series 27011, 14.841%, 10/8/03(1,2) [RUR]                                            10,781,020          311,306
 Series 28001, 14.841%, 1/21/04(1,2) [RUR]                                            10,781,020          305,978
------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Brazilian Real Linked Nts., 2.084%, 2/8/04(2)                      23,755,000       24,156,460
------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesian Rupiah Linked Nts.:
 10%, 5/22/05 [IDR]                                                              177,675,000,000       14,783,645
 13%, 5/28/02                                                                         15,800,000       16,210,800
------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Korean Won, Thai Baht, Philippines Peso
 & Japanese Yen Linked Nts., 8.014%, 6/20/02                                          27,585,000       28,867,703
------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Venezuelan Bolivar Linked Nts., 4/8/04                             24,900,000       24,900,000
------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, EMBI Plus Linked CD, 1.288%, 2/6/03                             17,520,000       17,391,835
------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, EMBI Plus/EMBI Global Linked Nts.,
 1.02%, 3/11/03                                                                       12,405,000       12,505,194
------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc., Redwood Capital I, Ltd.,
 Catastrophe Linked Nts., 7.409%, 1/1/03(1,2)                                         11,100,000       11,044,500
------------------------------------------------------------------------------------------------------------------
 Russia (Government of) Federal Loan Obligatzii Federal'nogo
 Zaima Bonds, Series 27010, 14.841%, 9/17/03(1,2) [RUR]                              134,087,300        3,913,551
------------------------------------------------------------------------------------------------------------------
 UBS AG, Australian Dollar Property Index Linked Nts., 7%, 7/30/02 [AUD]              39,615,000       22,486,584
                                                                                                   ---------------
 Total Structured Notes (Cost $259,050,351)                                                           262,198,788

                                                   DATE               STRIKE           CONTRACTS
==================================================================================================================
 OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------
 Ecuador (Republic of) Unsec. Bonds,
 5%, 8/15/30 Put(1,4) (Cost $267,440)           4/22/02                47.85%             16,715           16,715





38   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL     MARKET VALUE
                                                                                          AMOUNT       SEE NOTE 1
==================================================================================================================
 REPURCHASE AGREEMENTS--3.3%
------------------------------------------------------------------------------------------------------------------
 Repurchase agreement with DB Alex Brown LLC, 1.80%, dated 3/28/02, to be repurchased at $201,810,354 on 4/1/02, collateralized by U.S.
 Treasury Bills, 6/6/02, with a value of $206,289,243 (Cost $201,770,000)       $    201,770,000   $  201,770,000
------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $9,105,293,168)                                         137.6%   8,352,487,266
------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF NET ASSETS                                                       (37.6)  (2,284,143,018)
                                                                                ----------------------------------
 NET ASSETS                                                                                100.0%  $6,068,344,248
                                                                                ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:
ARP     Argentine Peso                  HUF     Hungary Forints
AUD     Australian Dollar               IDR     Indonesian Rupiah
CAD     Canadian Dollar                 JPY     Japanese Yen
DEM     German Mark                     NZD     New Zealand Dollar
EUR     Euro                            PHP     Philippines Peso
FRF     French Franc                    RUR     Russian Ruble
GBP     British Pound Sterling          SEK     Swedish Krona

1. Identifies issues considered to be illiquid or restricted--See Note 9 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Issuer is in default.
4. Non-income producing security.
5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
6. When-issued security to be delivered and settled after March 31, 2002.
7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $443,934,443 or 5.31% of the Fund's net assets as of March 31, 2002.
9. Zero coupon bond reflects effective yield on the date of purchase.
10. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
11. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                                PRINCIPAL (000S)      EXPIRATION     EXERCISE       PREMIUM       MARKET VALUE
                                                 SUBJECT TO CALL            DATE        PRICE      RECEIVED         SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
 Ecuador (Republic of) Unsec. Bonds, 5%,
 8/15/30 Call                                            $16,715         4/22/02        49.85%   $  325,943        $   718,745
 Russian Federation Unsub. Nts., 5%, 3/31/30 Call         84,460         5/14/02        50.00     2,685,828         13,513,600
                                                                                                 ------------------------------
                                                                                                 $3,011,771        $14,232,345
                                                                                                 ==============================

12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
13. Securities with an aggregate market value of $31,065,575 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
14. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
15. Interest or dividend is paid-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


39   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 MARCH 31, 2002
==============================================================================================================
 ASSETS
--------------------------------------------------------------------------------------------------------------
 Investments, at value (cost $9,105,293,168) -- see accompanying statement                     $8,352,487,266
--------------------------------------------------------------------------------------------------------------
 Cash--foreign currencies (cost $1,645,549)                                                         1,613,141
--------------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                              1,463,781
--------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $793,855,193 sold on a when-issued basis)                            870,271,835
 Interest, dividends and principal paydowns                                                       108,173,649
 Shares of beneficial interest sold                                                                 7,960,205
 Daily variation on futures contracts                                                               3,395,619
 Other                                                                                                330,424
                                                                                               ---------------
 Total assets                                                                                   9,345,695,920

==============================================================================================================
 LIABILITIES
--------------------------------------------------------------------------------------------------------------
 Bank overdraft                                                                                     3,124,582
--------------------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                                                420,550
--------------------------------------------------------------------------------------------------------------
 Options written, at value (premiums received $3,011,771)                                          14,232,345
--------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $3,067,294,116 purchased on a when-issued basis)              3,227,075,298
 Shares of beneficial interest redeemed                                                            15,950,477
 Dividends                                                                                          7,853,159
 Distribution and service plan fees                                                                 3,688,465
 Shareholder reports                                                                                2,239,403
 Closed foreign currency contracts                                                                  2,215,321
 Transfer and shareholder servicing agent fees                                                        352,533
 Trustees' compensation                                                                                 9,610
 Swap contract                                                                                            787
 Other                                                                                                189,142
                                                                                               ---------------
 Total liabilities                                                                              3,277,351,672

==============================================================================================================
 NET ASSETS                                                                                    $6,068,344,248
                                                                                               ===============

==============================================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
 Paid-in capital                                                                               $7,851,822,333
--------------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                            (48,007,937)
--------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                  (982,052,843)
--------------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets and liabilities
 denominated in foreign currencies                                                               (753,417,305)
                                                                                               ---------------
 NET ASSETS                                                                                    $6,068,344,248
                                                                                               ===============

40   OPPENHEIMER STRATEGIC INCOME FUND

==============================================================================================================
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $3,277,582,565 and 867,093,680 shares of beneficial interest outstanding)                              $3.78
 Maximum offering price per share (net asset value plus sales charge
 of 4.75% of offering price)                                                                            $3.97
--------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $2,080,144,209 and 548,518,746 shares of beneficial interest outstanding)                              $3.79
--------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $575,294,944
 and 152,451,844 shares of beneficial interest outstanding)                                             $3.77
--------------------------------------------------------------------------------------------------------------
 Class N
 Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,834,315
 and 2,335,361 shares of beneficial interest outstanding)                                               $3.78
--------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $126,488,215 and 33,536,827 shares of beneficial interest outstanding)                   $3.77



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



41   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  Unaudited


 FOR THE SIX MONTHS ENDED MARCH 31, 2002
==============================================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
 Interest (net of foreign withholding taxes of $105,258)                                        $ 287,201,286
--------------------------------------------------------------------------------------------------------------
 Dividends                                                                                          6,308,795
                                                                                                 -------------
 Total income                                                                                     293,510,081

==============================================================================================================
 EXPENSES
--------------------------------------------------------------------------------------------------------------
 Management fees                                                                                   16,160,406
--------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                            4,015,008
 Class B                                                                                           10,744,592
 Class C                                                                                            2,829,168
 Class N                                                                                               13,789
--------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                            2,573,013
 Class B                                                                                            1,691,987
 Class C                                                                                              445,913
 Class N                                                                                                4,630
 Class Y                                                                                              246,993
--------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                2,500,766
--------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                          352,930
--------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                60,480
--------------------------------------------------------------------------------------------------------------
 Other                                                                                                190,813
                                                                                                 -------------
 Total expenses                                                                                    41,830,488
 Less reduction to custodian expenses                                                                 (52,947)
 Less voluntary waiver of transfer and shareholder servicing agent fees -- Class Y                    (94,854)
                                                                                                --------------
 Net expenses                                                                                      41,682,687

==============================================================================================================
 NET INVESTMENT INCOME                                                                            251,827,394

==============================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                                            (99,828,605)
 Closing of futures contracts                                                                     (28,279,653)
 Closing and expiration of option contracts written                                                   338,015
 Foreign currency transactions                                                                    (30,574,576)
                                                                                                -------------
 Net realized loss                                                                               (158,344,819)

--------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                                      269,408,504
 Translation of assets and liabilities denominated in foreign currencies                           (3,327,240)
                                                                                                -------------
 Net change                                                                                       266,081,264
                                                                                                -------------
 Net realized and unrealized gain                                                                 107,736,445

==============================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $359,563,839
                                                                                                ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS




42   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SIX MONTHS                             YEAR
                                                                                      ENDED                            ENDED
                                                                             MARCH 31, 2002                    SEPTEMBER 30,
                                                                                (UNAUDITED)                             2001
=============================================================================================================================
 OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                       $  251,827,394                   $  546,901,546
-----------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                             (158,344,819)                    (251,835,322)
-----------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                           266,081,264                     (426,626,806)
                                                                             ------------------------------------------------
 Net increase (decrease) in net assets resulting from operations                359,563,839                     (131,560,582)

=============================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                       (146,320,852)                    (223,800,703)
 Class B                                                                        (86,927,612)                    (138,599,183)
 Class C                                                                        (23,022,907)                     (32,280,026)
 Class N                                                                           (251,353)                         (50,660)
 Class Y                                                                         (5,169,124)                      (6,434,333)
-----------------------------------------------------------------------------------------------------------------------------
 Tax return of capital distribution:
 Class A                                                                                 --                     (107,719,843)
 Class B                                                                                 --                      (76,996,106)
 Class C                                                                                 --                      (17,828,168)
 Class N                                                                                 --                          (25,609)
 Class Y                                                                                 --                       (3,038,265)

=============================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                                         39,820,845                      142,685,491
 Class B                                                                       (142,805,759)                    (121,131,584)
 Class C                                                                         13,117,466                       70,362,886
 Class N                                                                          5,618,655                        3,371,769
 Class Y                                                                         21,168,942                       39,363,472

=============================================================================================================================
 NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)                                                       34,792,140                     (603,681,444)
-----------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                          6,033,552,108                    6,637,233,552
                                                                             ------------------------------------------------
 End of period (including overdistributed net investment income
 of $48,007,937 and $38,143,483, respectively)                               $6,068,344,248                   $6,033,552,108
                                                                             ================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




43   OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

                                               SIX MONTHS                                                                  YEAR
                                                    ENDED                                                                 ENDED
                                           MARCH 31, 2002                                                             SEPT. 30,
 CLASS A                                      (UNAUDITED)          2001          2000          1999          1998          1997
====================================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $ 3.72        $ 4.18        $ 4.33        $ 4.59        $ 4.95        $ 4.84
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .16           .36(1)        .43           .42           .42           .43
 Net realized and unrealized gain (loss)              .07          (.43)(1)      (.17)         (.29)         (.37)          .09
                                               -------------------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                           .23          (.07)          .26           .13           .05           .52
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                (.17)         (.26)         (.41)         (.39)         (.41)         (.41)
 Tax return of capital distribution                    --          (.13)           --            --            --            --
                                               -------------------------------------------------------------------------------------
 Total dividends and/or distribution
 to shareholders                                     (.17)         (.39)         (.41)         (.39)         (.41)         (.41)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $3.78         $3.72         $4.18         $4.33         $4.59         $4.95
                                               =====================================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                 6.23%        (1.79)%        6.18%         2.91%         0.80%        11.29%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $3,277,583    $3,186,441    $3,431,763    $3,578,105    $3,950,818    $3,969,438
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $3,271,831    $3,349,859    $3,517,517    $3,798,380    $4,077,360    $3,734,657
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:3
 Net investment income                               8.59%         8.90%(1)      9.98%         9.34%         8.48%         8.77%
 Expenses                                            1.04%         0.93%         0.95%         0.94%         0.92%(4)      0.93%(4)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               79%          209%          136%          172%          104%          117%

1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income               $ .37
Net realized and unrealized loss     (.44)
Net investment income ratio          9.20%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


44   OPPENHEIMER STRATEGIC INCOME FUND

                                               SIX MONTHS                                                                  YEAR
                                                    ENDED                                                                 ENDED
                                           MARCH 31, 2002                                                             SEPT. 30,
 CLASS B                                      (UNAUDITED)          2001          2000          1999          1998          1997
====================================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $3.73         $4.19         $4.34         $4.61         $4.96         $4.85
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .15           .33(1)        .39           .39           .37           .39
 Net realized and unrealized gain (loss)              .06          (.43)(1)      (.17)         (.30)         (.35)          .10
                                               -------------------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                .21          (.10)          .22           .09           .02           .49
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.15)         (.24)         (.37)         (.36)         (.37)         (.38)
 Tax return of capital distribution                    --          (.12)           --            --            --            --
                                               -------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.15)         (.36)         (.37)         (.36)         (.37)         (.38)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $3.79         $3.73         $4.19         $4.34         $4.61         $4.96
                                               =====================================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                 5.82%        (2.53)%        5.37%         1.92%         0.26%        10.43%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $2,080,144    $2,186,638    $2,581,391    $3,380,689    $4,040,704    $3,500,903
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $2,154,243    $2,394,886    $2,907,627    $3,838,145    $3,871,397    $3,018,393
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                               7.84%         8.14%(1)      9.01%         8.55%         7.73%         7.94%
 Expenses                                            1.79%         1.68%         1.71%         1.69%         1.67%(4)      1.69%(4)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               79%          209%          136%          172%          104%          117%


1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                   $ .34
Net realized and unrealized loss         (.44)
Net investment income ratio              8.44%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


45   OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued


                                               SIX MONTHS                                                                  YEAR
                                                    ENDED                                                                 ENDED
                                           MARCH 31, 2002                                                             SEPT. 30,
 CLASS C                                      (UNAUDITED)          2001          2000          1999          1998          1997
====================================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $3.71         $4.17         $4.32         $4.59         $4.95         $4.83
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .15           .33(1)        .39           .39           .37           .37
 Net realized and unrealized gain (loss)              .06          (.43)(1)      (.17)         (.30)         (.36)          .13
                                                 -----------------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                .21          (.10)          .22           .09           .01           .50
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.15)         (.24)         (.37)         (.36)         (.37)         (.38)
 Tax return of capital distribution                    --          (.12)           --            --            --            --
                                                 -----------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.15)         (.36)         (.37)         (.36)         (.37)         (.38)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $3.77         $3.71         $4.17         $4.32         $4.59         $4.95
                                                 ===================================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                 5.85%        (2.54)%        5.39%         1.92%         0.05%        10.67%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $575,295      $553,399      $548,332      $610,686      $650,584      $416,550
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $567,512      $554,279      $568,742      $650,197      $546,577      $291,053
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                               7.84%         8.15%(1)      9.21%         8.58%         7.73%         7.73%
 Expenses                                            1.79%         1.68%         1.71%         1.69%         1.67%(4)      1.69%(4)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               79%          209%          136%          172%          104%          117%



1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                   $ .34
Net realized and unrealized loss         (.44)
Net investment income ratio              8.45%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


46   OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                       SIX MONTHS        PERIOD
                                                                                                            ENDED         ENDED
                                                                                                   MARCH 31, 2002     SEPT. 30,
 CLASS N                                                                                              (UNAUDITED)          2001(1)
====================================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                                      $ 3.72        $ 4.13
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                                                        .15           .22(2)
 Net realized and unrealized gain (loss)                                                                      .07          (.41)(2)
                                                                                                           -------------------------
 Total income (loss) from investment operations                                                               .22          (.19)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                                        (.16)         (.15)
 Tax return of capital distribution                                                                            --          (.07)
                                                                                                           -------------------------
 Total dividends and/or distributions
 to shareholders                                                                                             (.16)         (.22)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                            $ 3.78        $ 3.72
                                                                                                           =========================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                                                                         6.12%        (4.61)%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                                                  $8,834        $3,215
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                                         $5,835        $1,348
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                                                                       8.13%         9.74%(2)
 Expenses                                                                                                    1.26%         0.98%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                                                       79%          209%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                   $ .23
Net realized and unrealized loss         (.42)
Net investment income ratio             10.04%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


47   OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued


                                                             SIX MONTHS                                                    YEAR
                                                                  ENDED                                                   ENDED
                                                         MARCH 31, 2002                                               SEPT. 30,
 CLASS Y                                                    (UNAUDITED)          2001          2000          1999          1998(1)
====================================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                             $3.71         $4.17         $4.32         $4.59         $4.90
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                              .17           .36(2)        .46           .44           .29
 Net realized and unrealized gain (loss)                            .06          (.42)(2)      (.19)         (.30)         (.32)
                                                               ---------------------------------------------------------------------
 Total income (loss) from investment operations                     .23          (.06)          .27           .14          (.03)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                              (.17)         (.26)         (.42)         (.41)         (.28)
 Tax return of capital distribution                                  --          (.14)           --            --            --
                                                               ---------------------------------------------------------------------
 Total dividends and/or distributions to shareholders              (.17)         (.40)         (.42)         (.41)         (.28)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $3.77         $3.71         $4.17         $4.32         $4.59
                                                               =====================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                               6.32%        (1.58)%        6.55%         3.07%        (0.64)%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                      $126,488      $103,858       $75,748       $48,566        $6,907
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $114,712      $ 94,400       $57,127       $32,310        $4,344
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                             8.71%         9.09%(2)     11.39%        10.16%         8.82%
 Expenses                                                          1.06%         1.35%         0.83%         0.57%         0.58%(5)
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses                                             0.89%         0.78%          N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             79%          209%          136%          172%          104%


1. For the period from January 26, 1998 (inception of offering) to September 30, 1998.
2. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                   $ .37
Net realized and unrealized loss         (.43)
Net investment income ratio              9.39%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


48   OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited




================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Strategic Income Fund (the Fund) is a separate series of Oppenheimer Strategic Funds Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2002, the market value of these securities comprised 4.3% of the Fund's net assets and resulted in unrealized gains in the current period of $3,148,437. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.



49   OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2002, the Fund had entered into net outstanding when-issued commitments of $2,273,438,923.
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
    Risks to the Fund. of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2002, securities with an aggregate market value of $106,460,391, representing 1.75% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.



50   OPPENHEIMER STRATEGIC INCOME FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    The Manager believes that for the upcoming fiscal year end, a return of capital for tax purposes is likely to occur. The dollar and per share amounts for the fiscal year cannot be estimated as of March 31, 2002.
    As of March 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $871,240,951. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of September 30, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:
            EXPIRING
            --------------------------
               2004       $114,650,580
               2007         16,381,920
               2008        358,683,799
               2009         52,578,252
                          ------------
               Total      $542,294,551
                          ============
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.



51   OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
 (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



52   OPPENHEIMER STRATEGIC INCOME FUND

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED MARCH 31, 2002                   YEAR ENDED SEPTEMBER 30, 2001(1)
                                SHARES                   AMOUNT                  SHARES                  AMOUNT
------------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                       78,120,106            $ 296,871,807             188,669,272           $ 755,182,903
 Dividends and/or
 distributions reinvested   24,344,864               92,360,568              52,957,872             210,279,320
 Redeemed                  (91,967,179)            (349,411,530)           (206,323,035)           (822,776,732)
                           ---------------------------------------------------------------------------------------
 Net increase               10,497,791            $  39,820,845              35,304,109           $ 142,685,491
                           =======================================================================================

------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                       34,744,449            $ 132,498,978              97,194,083           $ 389,847,321
 Dividends and/or
 distributions reinvested   12,744,729               48,481,349              30,273,511             120,642,281
 Redeemed                  (84,953,137)            (323,786,086)           (157,574,443)           (631,621,186)
                           ---------------------------------------------------------------------------------------
 Net decrease              (37,463,959)           $(142,805,759)            (30,106,849)          $(121,131,584)
                           =======================================================================================

------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                       17,896,847            $  67,939,900              43,557,276           $ 174,083,267
 Dividends and/or
 distributions reinvested    3,769,014               14,262,377               7,780,708              30,829,341
 Redeemed                  (18,218,130)             (69,084,811)            (33,753,927)           (134,549,722)
                           ---------------------------------------------------------------------------------------
 Net increase                3,447,731            $  13,117,466              17,584,057           $  70,362,886
                           =======================================================================================

------------------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                        1,614,844            $   6,160,014                 988,219           $   3,855,530
 Dividends and/or
 distributions reinvested       64,162                  244,335                  18,772                  70,795
 Redeemed                     (207,761)                (785,694)               (142,875)               (554,556)
                           ---------------------------------------------------------------------------------------
 Net increase                1,471,245            $   5,618,655                 864,116           $   3,371,769
                           =======================================================================================

------------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                       10,697,385            $  40,687,773              17,299,092           $  69,133,166
 Dividends and/or
 distributions reinvested    1,158,899                4,385,518               2,219,302               8,788,396
 Redeemed                   (6,298,638)             (23,904,349)             (9,692,485)            (38,558,090)
                           ---------------------------------------------------------------------------------------
 Net increase                5,557,646            $  21,168,942               9,825,909           $  39,363,472
                           =======================================================================================

 1. For the year ended September 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to September 30, 2001, for Class N shares.


================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2002, were $6,957,350,305 and $6,363,586,378, respectively.



53   OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets in excess of $1 billion. The Fund's management fee for the six months ended March 31, 2002, was an annualized rate of 0.53%.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001 and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                    AGGREGATE              CLASS A         CONCESSIONS         CONCESSIONS        CONCESSIONS         CONCESSIONS
                    FRONT-END            FRONT-END          ON CLASS A          ON CLASS B         ON CLASS C          ON CLASS N
                SALES CHARGES        SALES CHARGES              SHARES              SHARES             SHARES              SHARES
 SIX MONTHS        ON CLASS A          RETAINED BY         ADVANCED BY         ADVANCED BY        ADVANCED BY         ADVANCED BY
 ENDED                 SHARES          DISTRIBUTOR         DISTRIBUTOR(1)      DISTRIBUTOR(1)     DISTRIBUTOR(1)      DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------------------------
 March 31, 2002    $2,426,660             $755,606            $154,462          $4,462,422           $585,714             $57,163

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                                    CLASS A              CLASS B            CLASS C               CLASS N
                                                 CONTINGENT           CONTINGENT         CONTINGENT            CONTINGENT
                                                   DEFERRED             DEFERRED           DEFERRED              DEFERRED
                                              SALES CHARGES        SALES CHARGES      SALES CHARGES         SALES CHARGES
 SIX MONTHS                                     RETAINED BY          RETAINED BY        RETAINED BY           RETAINED BY
 ENDED                                          DISTRIBUTOR          DISTRIBUTOR        DISTRIBUTOR           DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------------------------------
 March 31, 2002                                      $9,067           $2,504,228            $44,450                  $595

 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.



54   OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2002, payments under the Class A plan totaled $4,015,008, all of which were paid by the Distributor to recipients, and included $244,219 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended March 31, 2002, were as follows:

                                                                                                           DISTRIBUTOR'S
                                                                                    DISTRIBUTOR'S              AGGREGATE
                                                                                        AGGREGATE           UNREIMBURSED
                                                                                     UNREIMBURSED          EXPENSES AS %
                                   TOTAL PAYMENTS           AMOUNT RETAINED              EXPENSES          OF NET ASSETS
                                       UNDER PLAN            BY DISTRIBUTOR            UNDER PLAN               OF CLASS
---------------------------------------------------------------------------------------------------------------------------
 Class B Plan                         $10,744,592                $8,415,842          $111,706,663                   5.37%
 Class C Plan                           2,829,168                   650,445            15,862,378                   2.76
 Class N Plan                              13,789                    13,895               201,377                   2.32



55   OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of March 31, 2002, the Fund had outstanding foreign currency contracts as follows:

                                                       CONTRACT
                                  EXPIRATION             AMOUNT     VALUATION AS OF    UNREALIZED        UNREALIZED
 CONTRACT DESCRIPTION                  DATES             (000S)      MARCH 31, 2002  APPRECIATION      DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 British Pound Sterling (GBP)         4/2/02         (GBP)1,206        $  1,717,751    $       --          $  2,413
 Indonesia Rupiah (IDR)               4/3/02   (IDR)154,725,312          15,748,097            --            45,236
 Japanese Yen (JPY)                   4/4/02    (JPY)14,476,840         109,395,916       233,305                --
 Swedish Krona (SEK)                 5/28/02        (SEK)58,340           5,611,732            --            58,677
                                                                                       -----------------------------
                                                                                          233,305           106,326
                                                                                       -----------------------------
 CONTRACTS TO SELL
 Australian Dollar (AUD)             4/15/02        (AUD)20,690          11,030,770            --           303,832
 British Pound Sterling (GBP)        4/25/02-
                                     7/05/02        (GBP)27,325          38,721,156       259,089            10,392
 Canadian Dollar (CAD)                5/6/02-
                                     8/21/02        (CAD)69,335          43,409,528       239,023                --
 Euro (EUR)                          4/12/02-
                                     5/28/02       (EUR)218,165         190,142,237       714,297                --
 Japanese Yen (JPY)                   4/4/02       (JPY)472,234           3,563,806        18,067                --
                                                                                       -----------------------------
                                                                                        1,230,476           314,224
                                                                                       -----------------------------
 Total Unrealized Appreciation and Depreciation                                        $1,463,781          $420,550
                                                                                       =============================

================================================================================
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.



56   OPPENHEIMER STRATEGIC INCOME FUND

    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of March 31, 2002, the Fund had outstanding futures contracts as follows:

                                                                                          UNREALIZED
                                  EXPIRATION        NUMBER OF      VALUATION AS OF      APPRECIATION
 CONTRACT DESCRIPTION                  DATES        CONTRACTS       MARCH 31, 2002     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 90-Day Euro                        12/15/03            1,788         $422,057,400       $(1,863,763)
 Japan (Government of) Bonds         6/11/02               12           12,500,245            55,749
 NASDAQ 100 Index                    6/20/02              120           17,514,000           228,000
 Nikkei 225 Index                    6/13/02               24            1,363,200           (26,400)
 U.S. Treasury Nts., 10 yr.          6/19/02               74            7,581,531           (48,563)
                                                                                         ------------
                                                                                          (1,654,977)
                                                                                         ------------
 CONTRACTS TO SELL
 90-Day Euro                        12/16/02            1,788          429,499,950         1,996,075
 Australian (Commonwealth of) Bonds  6/17/02              390           20,191,355           (59,525)
 DAX Index                           6/21/02               48            5,648,964           (19,891)
 Euro-Schatz                          6/6/02            3,100          277,286,234         1,323,634
 Euro-Bundesobligation                6/6/02              820           74,956,259           730,444
 FTSE 100 Index                      6/21/02               12              901,563            (7,265)
 United Kingdom Long Gilt            6/26/02               24            3,791,827             4,048
 U.S. Long Bonds                     6/19/02            2,478          243,231,187         6,217,750
 U.S. Treasury Nts., 5 yr.           6/19/02            3,001          311,306,859           956,612
                                                                                         ------------
                                                                                          11,141,882
                                                                                         ------------
                                                                                         $ 9,486,905
                                                                                         ============



57   OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




================================================================================
 7. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments.
    Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended March 31, 2002 was as follows:

                                                           CALL OPTIONS                                    PUT OPTIONS
------------------------------------------------------------------------------------------------------------------------
                               PRINCIPAL (000S)/                               PRINCIPAL (000S)/
                                       NUMBER OF              AMOUNT OF                 NUMBER OF            AMOUNT OF
                                       CONTRACTS               PREMIUMS                 CONTRACTS             PREMIUMS
------------------------------------------------------------------------------------------------------------------------
 Options outstanding as of
 September 30, 2001                           --            $        --             1,847,991,785          $ 1,262,423
 Options written                      24,684,037             10,149,992                32,800,000              254,200
 Options closed or expired           (24,438,610)            (4,126,963)           (1,880,791,785)          (1,516,623)
 Options exercised                      (144,252)            (3,011,258)                       --                   --
                                     -----------------------------------------------------------------------------------
 Options outstanding as of
 March 31, 2002                          101,175            $ 3,011,771                        --          $        --
                                     ===================================================================================



58   OPPENHEIMER STRATEGIC INCOME FUND

================================================================================
 8. CREDIT SWAP TRANSACTIONS
 The Fund may enter into a credit swap transaction to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. The Fund enters into swaps only on securities it owns. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund segregates liquid assets to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive.

 As of March 31, 2002, the Fund had entered into the following credit swap agreements:

                                   EXPIRATION     NUMBER OF      VALUATION AS OF        UNREALIZED
 CONTRACT DESCRIPTION                    DATE     CONTRACTS       MARCH 31, 2002      DEPRECIATION
---------------------------------------------------------------------------------------------------
 J.P. Morgan Chase Bank, Jordan
 (Kingdom of ) Credit Nts.             6/6/06     4,350,000                $(787)             $787


================================================================================
 9. ILLIQUID OR RESTRICTED SECURITIES
 As of March 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2002 was $455,429,640, which represents 7.51% of the Fund's net assets, of which $3,240,451 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                         UNREALIZED
                                                                              VALUATION AS OF          APPRECIATION
 SECURITY                             ACQUISITION DATES             COST       MARCH 31, 2002        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Aurora Foods, Inc.                             9/18/00       $       --           $  102,035           $   102,035
 Chesapeake Energy Corp.                        6/27/00        1,509,548            1,548,000                38,452
 GST Telecommunications, Inc.          12/19/95-6/20/96        1,633,502                  400            (1,633,102)
 Geotek Communications, Inc.                     4/6/00               --                   --                    --
 Geotek Communications, Inc.,
 Series B                                        1/4/01            2,500                   --                (2,500)
 Real Time Data Co. Wts.,
 Exp. 5/31/04                                   6/30/99           22,515                   --               (22,515)
 World Access, Inc., Cv. Sr.,
 Series D, Non-Vtg.                             2/14/00        4,160,000                3,010            (4,156,990)
--------------------------------------------------------------------------------------------------------------------
 CURRENCY
 Russian Ruble                           1/9/02-3/31/02        1,609,950            1,587,006               (22,945)



59   OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued




================================================================================
 10. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at March 31, 2002.


60   OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND


 A SERIES OF OPPENHEIMER STRATEGIC INCOME FUNDS TRUST
================================================================================
 OFFICERS AND TRUSTEES       James C. Swain, Trustee, CEO and Chairman of
                             the Board
                             John V. Murphy, Trustee and President
                             William L. Armstrong, Trustee
                             Robert G. Avis, Trustee
                             George C. Bowen, Trustee
                             Edward L. Cameron, Trustee
                             Jon S. Fossel, Trustee
                             Sam Freedman, Trustee
                             C. Howard Kast, Trustee
                             Robert M. Kirchner, Trustee
                             F. William Marshall, Jr., Trustee
                             David P. Negri, Vice President
                             Arthur P. Steinmetz, Vice President
                             Robert G. Zack, Vice President and Secretary
                             Brian W. Wixted, Treasurer
                             Katherine P. Feld, Assistant Secretary
                             Kathleen T. Ives, Assistant Secretary
                             Denis R. Molleur, Assistant Secretary

================================================================================
 INVESTMENT ADVISOR          OppenheimerFunds, Inc.

================================================================================
 DISTRIBUTOR                 OppenheimerFunds Distributor, Inc.

================================================================================
 TRANSFER AND SHAREHOLDER    OppenheimerFunds Services
 SERVICING AGENT

================================================================================
 CUSTODIAN OF                The Bank of New York
 PORTFOLIO SECURITIES

================================================================================
 INDEPENDENT AUDITORS        Deloitte & Touche LLP

================================================================================
 LEGAL COUNSEL               Myer, Swanson, Adams & Wolf, P.C.

                             The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                             OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                             OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018



                             (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


61   OPPENHEIMER STRATEGIC INCOME FUND

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RS0230.001.0302   May 30, 2002